United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        ---------------------------------
             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                                ----------------
                    Campbell & Company Investment Adviser LLC
                    -----------------------------------------
                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end: December 31, 2008
                                            -----------------

                    Date of reporting period: March 31, 2008
                                              --------------

Item 1. Schedule of Investments (Unaudited)
-------------------------------------------

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

INVESTMENT SECURITIES
---------------------

                                                                                                         % of Net
                                                                                                           Asset
                                                                 Shares               Value ($)            Value
                                                            -----------------    -----------------    -----------------
Common Stocks (United States)
-----------------------------
   Consumer Discretionary
       Advance Auto Pts Inc                                             2,358    $          80,290                0.04%
       Ann Taylor Stores Corp.*                                         1,707    $          41,275                0.02%
       Autoliv Inc                                                      1,557    $          78,161                0.03%
       Black & Decker Mfg Co                                              854    $          56,449                0.03%
       Borgwarner Inc                                                   1,406    $          60,500                0.03%
       Brinker Intl Inc                                                 1,355    $          25,135                0.01%
       Callaway Golf Co.                                                  954    $          14,005                0.01%
       Collective Brands Inc *                                          1,105    $          13,393                0.01%
       Corinthian Colleges Inc *                                        1,557    $          11,257                0.01%
       Deckers Outdoor Corp.*                                             332    $          35,796                0.02%
       Devry Inc                                                          167    $           6,987                0.00%
       Dick'S Sporting Goods *                                          6,076    $         162,715                0.07%
       Dollar Tree Stores Inc *                                         1,055    $          29,107                0.01%
       Family Dollar Stores Inc                                           700    $          13,650                0.01%
       Foot Locker Inc                                                  7,030    $          82,743                0.04%
       Gamestop Corp.*                                                    265    $          13,703                0.01%
       Genuine Parts Co                                                 4,318    $         173,670                0.08%
       Harley Davidson Inc                                                101    $           3,788                0.00%
       Iconix Brand Group Inc *                                         5,686    $          98,652                0.04%
       Itt Edl Svcs Inc *                                               2,109    $          96,866                0.04%
       Jack In The Box *                                                  151    $           4,057                0.00%
       Jarden Corp. *                                                   1,171    $          25,458                0.01%
       Madden Steven Ltd *                                              2,413    $          41,335                0.02%
       Marriott International Inc                                       2,912    $         100,056                0.04%
       Mcdonalds                                                        1,242    $          69,266                0.03%
       Mens Wearhouse Inc                                               1,406    $          32,718                0.01%
       Meredith Corp.                                                   5,403    $         206,665                0.09%
       Nordstrom Inc                                                    1,306    $          42,576                0.02%
       O Reilly Automotive Inc *                                          904    $          25,782                0.01%
       Orient-Exp Htls                                                  2,712    $         117,050                0.05%
       Phillips-Van Heusen Corp.                                        1,557    $          59,041                0.03%
       Saks Inc *                                                       7,496    $          93,475                0.04%
       Scholastic Corp. *                                                 854    $          25,851                0.01%
       Sothebys                                                         1,105    $          31,946                0.01%
       Staples Inc                                                      3,816    $          84,372                0.04%
       Strayer Ed Inc                                                      50    $           7,625                0.00%
       Target Corp.                                                     1,205    $          61,069                0.03%
       Tiffany & Co.                                                      553    $          23,138                0.01%
       Tween Brands Inc *                                               1,456    $          36,021                0.02%
       Urban Outfitters Inc *                                           1,456    $          45,646                0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Walt Disney Company                                              1,351    $          42,394                0.02%
       Warnaco Group Inc*                                                 804    $          31,710                0.01%
       Wms Industries Inc *                                             4,519    $         162,548                0.08%
       Yum Brands Inc                                                     251    $           9,340                0.00%
                                                                                 -----------------    -----------------
   Total Consumer Discretionary                                                  $       2,477,281                1.11%
                                                                                 -----------------    -----------------

   Consumer Staples
       Archer-Daniels Midland Co                                          602    $          24,778                0.01%
       Bjs Whsl Club Inc *                                              1,155    $          41,222                0.02%
       Bunge Ltd                                                        2,260    $         196,349                0.09%
       Central European Distr Corp.*                                      452    $          26,302                0.01%
       Chattem Inc *                                                    3,978    $         263,901                0.12%
       Costco Whsl Corp.                                                1,004    $          65,230                0.03%
       Dean Foods Co.*                                                 11,236    $         225,731                0.10%
       Great Atlantic & Pacific Tea *                                   5,975    $         156,665                0.07%
       Hansen Nat Corp. *                                               1,004    $          35,441                0.02%
       Nbty Inc *                                                       2,439    $          73,048                0.03%
       Pilgrims Pride Corp.                                             5,975    $         120,874                0.05%
       Walgreen Co.                                                     4,218    $         160,664                0.07%
                                                                                 -----------------    -----------------
   Total Consumer Staples                                                        $       1,390,205                0.62%
                                                                                 -----------------    -----------------

   Energy
       Anadarko Pete Corp.                                                402    $          25,338                0.01%
       Arch Coal Inc                                                      151    $           6,569                0.00%
       Cameron Intl Corp. *                                             2,623    $         109,222                0.05%
       Conocophillips                                                   1,004    $          76,515                0.03%
       Consol Energy Inc                                                  753    $          52,100                0.02%
       Denbury Resources Holdings Inc *                                 2,963    $          84,594                0.04%
       El Paso Corp.                                                    1,978    $          32,914                0.01%
       Exxon Mobil Corp.                                                   70    $           5,921                0.00%
       Forest Oil Corp. *                                               1,707    $          83,575                0.04%
       Helmerich & Payne Inc                                            1,507    $          70,633                0.03%
       Hess Corp.                                                       1,105    $          97,439                0.04%
       National-Oilwell Varco Inc *                                     2,158    $         125,984                0.09%
       Newfield Expl Co.*                                                 553    $          29,226                0.01%
       Noble Drilling Corp.                                             1,055    $          52,402                0.02%
       Noble Energy Inc                                                   275    $          20,020                0.01%
       Occidental Pete Corp.                                              201    $          14,707                0.01%
       Oceaneering Intl Inc *                                             679    $          42,777                0.02%
       Overseas Shipholding Group Inc                                   1,255    $          87,900                0.04%
       Parker Drilling Co.*                                               524    $           3,385                0.00%
       Penn Va Corp.                                                    1,160    $          51,144                0.02%
       Quicksilver Res Inc *                                              954    $          34,850                0.02%
       Range Res Corp.                                                    553    $          35,088                0.02%
       Rowan Cos Inc                                                      602    $          24,790                0.01%
       Schlumberger                                                       301    $          26,187                0.01%
       Southwestern Energy Co.*                                           301    $          10,141                0.00%
       St Mary Land & Expl Co.                                            200    $           7,700                0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Superior Energy Svcs Inc *                                         512    $          20,285                0.01%
       Swift Energy Co. *                                               1,707    $          76,798                0.03%
       Weatherford International Ltd *                                    402    $          29,133                0.01%
       Williams Companies Inc                                           1,055    $          34,794                0.02%
       Xto Energy Inc                                                     804    $          49,735                0.02%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $       1,421,866                0.64%
                                                                                 -----------------    -----------------

   Financials
       Alexandria Real Estate Equities                                    251    $          23,273                0.01%
       Annaly Capital Management Inc                                    4,067    $          62,306                0.03%
       Aon Corp.                                                        2,912    $         117,062                0.05%
       Apartment Investment & Managem                                     553    $          19,803                0.01%
       Cbl & Associates Properties In                                   2,109    $          49,625                0.02%
       Delphi Finl Group Inc                                            1,093    $          31,948                0.01%
       Eaton Vance Corp.                                                1,103    $          33,653                0.02%
       Entertainment Properties Trust                                      73    $           3,601                0.00%
       Federated Invs Inc Pa                                            2,310    $          90,460                0.04%
       Felcor Lodging Trust                                               553    $           6,653                0.00%
       Fifth Third BanCorp.                                             1,155    $          24,163                0.01%
       First Cmnty BanCorp.Calif                                          178    $           4,779                0.00%
       Firstmerit Corp.                                                 1,707    $          35,267                0.02%
       Hcc Ins Holdings Inc                                             1,507    $          34,194                0.02%
       Health Care Reit Inc                                             1,858    $          83,852                0.04%
       Hrpt Properties Trust                                           11,532    $          77,610                0.03%
       Istar Financial Inc                                              2,558    $          35,889                0.02%
       Landamerica Finl Group Inc                                         446    $          17,604                0.01%
       Lasalle Hotel Properties                                           756    $          21,720                0.01%
       Macerich Co                                                        703    $          49,400                0.02%
       National City Corp.                                                301    $           2,995                0.00%
       Nationwide Health Properties                                     1,808    $          61,020                0.03%
       Northern Trust Corp.                                               653    $          43,405                0.02%
       Pennsylvania Real Estate Investment                              2,210    $          53,902                0.02%
       Schwab Charles Corp.                                             1,055    $          19,866                0.01%
       Senior Housing Properties Trust                                  1,338    $          31,711                0.01%
       Ucbh Holdings Inc                                               13,909    $         107,934                0.05%
       Unitrin                                                            646    $          22,830                0.01%
       Vornado Realty Trust                                               352    $          30,346                0.01%
       Webster Finl Corp.Waterbury Co                                   1,235    $          34,419                0.02%
       Wintrust Finl Corp.                                                223    $           7,794                0.00%
       XL Capital Ltd                                                   1,406    $          41,547                0.02%
                                                                                 -----------------    -----------------
   Total Financials                                                              $       1,280,631                0.57%
                                                                                 -----------------    -----------------

   Health Care
       Abbott Laboratories                                              2,812    $         155,082                0.07%
       Aetna Inc                                                        1,155    $          48,614                0.02%
       Allergan Inc                                                     2,912    $         164,208                0.07%
       Amedisys Inc *                                                   2,657    $         104,526                0.05%
       Baxter Intl Inc                                                  2,109    $         121,942                0.05%

                 See Accompanying Notes to Financial Statements.


                                     III-3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Cerner Corp. *                                                   5,039    $         187,854                0.08%
       Charles River Laboratories *                                       805    $          47,447                0.02%
       Chemed Corp.                                                     2,341    $          98,790                0.04%
       Dentsply Intl Inc                                                  859    $          33,157                0.01%
       Eclipsys Corp. *                                                 1,153    $          22,610                0.01%
       Healthextras Inc *                                                 752    $          18,680                0.01%
       Healthways Inc *                                                   101    $           3,569                0.00%
       Immucor Inc *                                                      553    $          11,801                0.01%
       Inverness Med Innovations Inc *                                  1,804    $          54,300                0.02%
       Lincare Hldgs Inc *                                              1,890    $          53,128                0.02%
       Mckesson Corp.                                                   2,511    $         131,501                0.06%
       Merck & Co Inc                                                   1,255    $          47,627                0.02%
       Millennium Pharmaceuticals Inc *                                 2,410    $          37,259                0.02%
       Mylan Inc                                                          341    $           3,956                0.00%
       Nektar Therapeutics Shs*                                           954    $           6,621                0.00%
       Owens & Minor Inc                                                2,209    $          86,902                0.04%
       Parexel International Corp.*                                    10,333    $         269,691                0.12%
       Pediatrix Med Group *                                               52    $           3,505                0.00%
       Regeneron Pharmaceuticals Inc *                                    855    $          16,407                0.01%
       Schering Plough Corp.                                            1,004    $          14,468                0.01%
       Sepracor Inc *                                                   1,808    $          35,292                0.02%
       Stryker Corp.                                                      352    $          22,898                0.01%
       United Therapeutics Corp*                                        1,097    $          95,110                0.04%
       Varian Inc *                                                       431    $          24,964                0.01%
       Vca Antech Inc *                                                 1,255    $          34,324                0.02%
       Waters Corp. *                                                   3,917    $         218,177                0.11%
       Wellpoint Health Networks Inc *                                    301    $          13,283                0.01%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $       2,187,693                0.98%
                                                                                 -----------------    -----------------

   Industrials
       Actuant Corp.                                                    2,173    $          65,646                0.03%
       Agco Corp.*                                                        602    $          36,048                0.02%
       Alexander & Baldwin Inc                                          1,354    $          58,330                0.03%
       Ametek Inc                                                       2,260    $          99,237                0.04%
       Amr Corp. *                                                        804    $           7,252                0.00%
       Avery Dennison Corp.CA                                           2,461    $         121,204                0.05%
       Be Aerospace Inc *                                                 402    $          14,050                0.01%
       Belden Inc                                                       1,557    $          54,993                0.02%
       Briggs & Stratton Corp.                                            352    $           6,301                0.00%
       Chicago Bridge & Iron C0                                         2,470    $          96,923                0.04%
       Consolidated Graphics Inc *                                        452    $          25,335                0.01%
       Copart Inc *                                                       854    $          33,101                0.01%
       Corporate Executive Brd Co                                         220    $           8,906                0.00%
       Corrections Corp. *                                              1,456    $          40,069                0.02%
       Cummins Inc                                                        904    $          42,325                0.02%
       Deere & Co.                                                      2,109    $         169,648                0.08%
       Donnelley R R & Sons Co                                          2,329    $          70,592                0.03%
       Equifax Inc                                                      1,943    $          66,995                0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Esterline Technologies Corp.*                                    1,588    $          79,988                0.04%
       Fluor Corp.                                                        151    $          21,315                0.01%
       Fti Consulting Inc *                                               854    $          60,668                0.03%
       General Cable Corp.*                                               602    $          35,560                0.02%
       Geo Group Inc *                                                    301    $           8,560                0.00%
       Goodrich Corp.                                                   1,105    $          63,549                0.03%
       Honeywell International Inc                                        201    $          11,340                0.01%
       Itt Corp.                                                        2,009    $         104,086                0.05%
       Jacobs Engr Group Inc *                                            251    $          18,471                0.01%
       Ladish Inc *                                                       352    $          12,672                0.01%
       Landstar Systems Inc                                               904    $          47,153                0.02%
       Lockheed Martin Corp.                                            2,360    $         234,348                0.10%
       Manitowoc Inc                                                      804    $          32,803                0.01%
       Masco Corp.                                                      1,456    $          28,872                0.01%
       Mcdermott International Inc *                                      458    $          25,108                0.01%
       Miller Herman Inc                                                3,816    $          93,759                0.04%
       Nci Bldg Sys Inc *                                                 151    $           3,654                0.00%
       Norfolk Southn Corp.                                               553    $          30,039                0.01%
       Old Dominion Freight Line Inc *                                    854    $          27,183                0.01%
       Pacer International Inc Tennes                                     614    $          10,088                0.00%
       Pall Corp.                                                       2,109    $          73,963                0.03%
       Parker-Hannifin Corp.                                               50    $           3,464                0.00%
       Quanta Svcs Inc *                                                  804    $          18,629                0.01%
       Resources Connection Inc *                                       1,507    $          26,930                0.01%
       Rockwell Collins Inc                                             1,808    $         103,327                0.05%
       Shaw Group Inc *                                                 3,063    $         144,390                0.06%
       Spx Corp.                                                          452    $          47,415                0.02%
       Steelcase Inc                                                    2,260    $          24,996                0.01%
       Stericycle Inc *                                                 7,866    $         405,099                0.21%
       Teledyne Technologies Inc *                                        501    $          23,547                0.01%
       Teleflex Inc                                                     1,055    $          50,334                0.02%
       Thomas & Betts Corp *                                            3,517    $         127,913                0.06%
       Urs Corp. *                                                      1,456    $          47,597                0.02%
       Valmont Industries Inc.                                            321    $          28,213                0.01%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $       3,091,988                1.38%
                                                                                 -----------------    -----------------

   Information Technology
       Adc Telecommunications Inc *                                     5,825    $          70,366                0.03%
       Adobe Sys Inc *                                                  2,862    $         101,859                0.05%
       Adtran Inc                                                       2,154    $          39,849                0.02%
       Agilent Technologies Inc *                                       2,949    $          87,969                0.04%
       Amphenol Corporation                                               517    $          19,258                0.01%
       Arrow Electrs Inc *                                                251    $           8,446                0.00%
       Atmi Inc *                                                       1,507    $          41,940                0.02%
       Brightpoint Inc *                                                2,379    $          19,888                0.01%
       Broadcom Corp. *                                                   904    $          17,420                0.01%
       Brooks Automation Inc *                                          3,113    $          30,258                0.01%
       CA Inc                                                           3,415    $          76,838                0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Commscope Inc *                                                  1,858    $          64,714                0.03%
       Comtech Telecommunications Corp. *                                 804    $          31,356                0.01%
       Cypress Semiconductor Corp. *                                    2,462    $          58,128                0.03%
       Diodes Inc *                                                     2,344    $          51,474                0.02%
       Dst Sys Inc *                                                    4,836    $         317,919                0.14%
       Electronics For Imaging Inc *                                    2,629    $          39,225                0.02%
       Emc Corp.*                                                      11,013    $         157,926                0.07%
       Entegris Inc *                                                   1,644    $          11,820                0.01%
       Euronet Worldwide Inc *                                          1,438    $          27,696                0.01%
       Factset Research Systems Inc                                       653    $          35,177                0.02%
       Fei Co. *                                                        2,209    $          48,222                0.02%
       Flir Sys Inc *                                                   1,831    $          55,095                0.02%
       Foundry Networks Inc *                                             301    $           3,486                0.00%
       Global Pmts Inc                                                  3,615    $         149,516                0.07%
       Harmonic Inc *                                                   5,775    $          43,890                0.02%
       Intuit *                                                           151    $           4,079                0.00%
       Iron Mountain Inc *                                              4,445    $         117,526                0.05%
       Kla-Tencor Corp.                                                 3,172    $         117,681                0.05%
       Lam Resh Corp. *                                                   602    $          23,008                0.01%
       Lawson Software Inc *                                            3,801    $          28,622                0.01%
       Macrovision Corp. *                                              3,720    $          50,220                0.02%
       Marvell Technology Group Ltd *                                   6,516    $          70,894                0.03%
       Memc Electronic Materials Inc *                                    553    $          39,208                0.02%
       Mettler Toledo International *                                     251    $          24,377                0.01%
       Motorola Inc                                                     2,059    $          19,149                0.01%
       Ncr Corp. *                                                      2,059    $          47,007                0.02%
       Novellus Sys Inc *                                               4,772    $         100,451                0.04%
       Oracle Corp.*                                                      553    $          10,817                0.00%
       Seagate Technology                                                 954    $          19,977                0.01%
       Sra International Inc *                                          1,286    $          31,263                0.01%
       Standard Microsystems Corp.*                                       633    $          18,471                0.01%
       Synaptics Inc *                                                    827    $          19,749                0.01%
       Texas Instruments Inc                                            8,435    $         238,457                0.13%
       Tibco Software Inc *                                             8,637    $          61,668                0.03%
       Trimble Navigation Ltd *                                           915    $          26,160                0.01%
       United Online Inc                                                  904    $           9,546                0.00%
       Valueclick Inc *                                                 5,574    $          96,152                0.04%
       Varian Semiconductor Equiptment *                                4,418    $         124,367                0.06%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $       2,908,584                1.30%
                                                                                 -----------------    -----------------

   Materials
       Airgas Inc                                                         804    $          36,558                0.02%
       Carpenter Technology Corp.                                         904    $          50,597                0.02%
       Commercial Metals Co.                                            1,205    $          36,114                0.02%
       Crown Holdings Inc *                                             1,808    $          45,489                0.02%
       Ecolab Inc                                                       2,511    $         109,053                0.05%
       Freeport Mcmoran Copper & Gold                                     402    $          38,680                0.02%
       Hecla Mng Co.*                                                     452    $           5,044                0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       International Paper Co                                           4,569    $         124,277                0.06%
       Monsanto Co.                                                       352    $          39,248                0.02%
       Mosaic Co. Brooklyn *                                              502    $          51,505                0.02%
       Newmont Mining Corp.                                             1,406    $          63,692                0.03%
       Olin Corp.                                                       1,557    $          30,766                0.01%
       Pactiv Corp. *                                                     760    $          19,920                0.01%
       Ppg Industries Inc                                                 352    $          21,300                0.01%
       Praxair Inc                                                         45    $           3,790                0.00%
       Rpm Inc Ohio                                                       251    $           5,256                0.00%
                                                                                 -----------------    -----------------
   Total Materials                                                               $         681,289                0.31%
                                                                                 -----------------    -----------------

   Telecommunication Services
       Nii Hldgs Inc *                                                    954    $          30,318                0.01%
       Telephone & Data Sys Inc                                         5,390    $         211,665                0.10%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $         241,983                0.11%
                                                                                 -----------------    -----------------

   Utilities
       Aes Corp.*                                                         602    $          10,035                0.00%
       Ameren Corp.                                                     2,812    $         123,840                0.06%
       Cleco Corp.                                                      6,528    $         144,791                0.06%
       Cms Energy Corp.                                                21,190    $         286,913                0.13%
       Edison Intl                                                      1,004    $          49,216                0.02%
       Oneok Inc                                                        2,519    $         112,423                0.05%
       Sempra Energy                                                    1,105    $          58,874                0.03%
                                                                                 -----------------    -----------------
   Total Utilities                                                               $         786,092                0.35%
                                                                                 -----------------    -----------------

Total Common Stocks (United States)                                              $      16,467,612                7.37%
   (cost - $16,458,062)                                                          -----------------    -----------------

                                                                                                         % of Net
                                                                                                           Asset
                                                                 Shares               Value ($)            Value
                                                            -----------------    -----------------    -----------------
Common Stocks (Non-United States)
---------------------------------
Bermuda
   Financials
       Endurance Specialty                                              6,643    $         243,134                0.11%
       Everest Reinsurance Group Ltd                                    1,557    $         139,398                0.06%
       Partnerre Ltd Bermuda                                            5,675    $         433,003                0.19%
       Platinum Underwriters Holdings                                   5,223    $         169,539                0.08%
       Renaissancere Holdings Ltd                                         904    $          46,927                0.02%
                                                                                 -----------------    -----------------
   Total Financials                                                              $       1,032,001                0.46%
                                                                                 -----------------    -----------------

   Industrials
       Foster Wheeler Ltd *                                             1,355    $          76,720                0.03%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $          76,720                0.03%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

   Information Technology
       Accenture Ltd Hamilton                                           1,406    $          49,449                0.03%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $          49,449                0.03%
                                                                                 -----------------    -----------------
Total Bermuda                                                                    $       1,158,170                0.52%
                                                                                 -----------------    -----------------

Brazil
   Consumer Staples
       Cia De Bebidas Das Americas-Am Adr                                 301    $          22,741                0.01%
                                                                                 -----------------    -----------------
   Total Consumer Staples                                                        $          22,741                0.01%
                                                                                 -----------------    -----------------

   Energy
       Petroleo Brasil                                                    703    $          71,783                0.03%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          71,783                0.03%
                                                                                 -----------------    -----------------

   Materials
       Votorantim Celulose E Papel Sa Adr *                             1,507    $          42,965                0.02%
                                                                                 -----------------    -----------------
   Total Materials                                                               $          42,965                0.02%
                                                                                 -----------------    -----------------

   Utilities
       Cia Saneamento Basico Do Estad Adr *                               117    $           5,187                0.00%
                                                                                 -----------------    -----------------
   Total Utilities                                                               $           5,187                0.00%
                                                                                 -----------------    -----------------
Total Brazil                                                                     $         142,676                0.06%
                                                                                 -----------------    -----------------

Canada
   Energy
       Imperial Oil                                                     1,004    $          52,469                0.02%
       Petro-Canada Common                                                553    $          24,006                0.01%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          76,475                0.03%
                                                                                 -----------------    -----------------

   Financials
       Brookfield Ppty Corp.Cad                                           653    $          12,609                0.01%
       Brookfields Asset Mgmt Inc Ltd Vt                                2,611    $          70,053                0.03%
       Manulife Financial Corp.                                           251    $           9,533                0.01%
       Sun Life Financial Inc                                             188    $           8,761                0.00%
                                                                                 -----------------    -----------------
   Total Financials                                                              $         100,956                0.05%
                                                                                 -----------------    -----------------

   Health Care
       Biovail Corp.                                                    2,191    $          23,334                0.01%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $          23,334                0.01%
                                                                                 -----------------    -----------------

   Industrials
       Cdn Pac Rlway                                                    1,958    $         125,880                0.06%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $         125,880                0.06%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

   Materials
       Agnico                                                             904    $          61,210                0.03%
       Agrium                                                             854    $          53,042                0.02%
       Barrick Gold Corp.                                               3,213    $         139,605                0.06%
                                                                                 -----------------    -----------------
   Total Materials                                                               $         253,857                0.11%
                                                                                 -----------------    -----------------

   Telecommunication Services
       Rogers Cl-B Nvtg                                                   301    $          10,812                0.00%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          10,812                0.00%
                                                                                 -----------------    -----------------
Total Canada                                                                     $         591,314                0.26%
                                                                                 -----------------    -----------------

Finland
   Information Technology
       Nokia Corp. Adr                                                  1,607    $          51,151                0.02%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $          51,151                0.02%
                                                                                 -----------------    -----------------

France
   Health Care
       Sanofi-Aventis Adr                                                 854    $          32,059                0.01%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $          32,059                0.01%
                                                                                 -----------------    -----------------

Germany
   Industrials
       Siemens Ag Muenchen Adr                                          1,056    $         115,041                0.05%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $         115,041                0.05%
                                                                                 -----------------    -----------------

Great Britain
   Consumer Staples
       Cadbury Schweppes Plc Adr                                        1,808    $          79,950                0.03%
                                                                                 -----------------    -----------------
   Total Consumer Staples                                                        $          79,950                0.03%
                                                                                 -----------------    -----------------

   Energy
       Bp Amoco Plc Adr                                                 1,022    $          61,984                0.03%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          61,984                0.03%
                                                                                 -----------------    -----------------

   Financials
       Barclays Plc Adr                                                   502    $          18,172                0.01%
                                                                                 -----------------    -----------------
   Total Financials                                                              $          18,172                0.01%
                                                                                 -----------------    -----------------

   Health Care
       Glaxo Smithkline Adr                                               301    $          12,771                0.00%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $          12,771                0.00%
                                                                                 -----------------    -----------------

   Telecommunication Services
       Bt Group Plc Adr                                                 1,409    $          60,728                0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          60,728                0.03%
                                                                                 -----------------    -----------------
Total Great Britain                                                              $         233,605                0.10%
                                                                                 -----------------    -----------------

India
   Financials
       Hdfc Bank Ltd Adr                                                  251    $          24,658                0.01%
       Icici Bank Ltd Adr                                                 753    $          28,757                0.01%
                                                                                 -----------------    -----------------
   Total Financials                                                              $          53,415                0.02%
                                                                                 -----------------    -----------------

Italy
   Energy
       Eni Spa Roma Adr                                                 1,507    $         102,642                0.05%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $         102,642                0.05%
                                                                                 -----------------    -----------------

Japan
   Consumer Discretionary
       Abc Mart                                                           200    $           4,742                0.00%
       Aisin Seiki                                                      8,500    $         317,677                0.14%
       Aoki Holdings                                                    1,800    $          30,164                0.01%
       Aoyama Trading                                                     800    $          17,280                0.01%
       Aruze                                                            1,200    $          37,133                0.02%
       Calsonic Kansei                                                 25,000    $          90,672                0.04%
       Daiichikosho                                                     2,100    $          20,528                0.01%
       Edion                                                           41,400    $         383,491                0.17%
       Exedy                                                            1,300    $          37,092                0.02%
       Fast Retailing                                                     900    $          79,480                0.04%
       Fcc                                                              1,100    $          13,593                0.01%
       Fujibo                                                          35,000    $          55,207                0.02%
       Futaba Industrial                                                3,600    $          81,198                0.04%
       Gunze                                                           18,000    $          75,953                0.03%
       H2O Retailing Corp                                              10,000    $          67,112                0.03%
       Hikari Tsushin                                                   7,700    $         227,438                0.10%
       Hitachi Koki                                                     3,300    $          42,106                0.02%
       Kayaba Industries                                               11,000    $          42,548                0.02%
       Koito Mfg                                                        4,000    $          55,016                0.02%
       Konaka                                                          10,100    $          50,330                0.02%
       Kyoritsu Mainte                                                    700    $          12,504                0.01%
       Matsushita Elec Industrial                                       2,000    $          43,402                0.02%
       Mitsuba                                                          8,000    $          34,561                0.02%
       Mizuno                                                          10,000    $          62,792                0.03%
       Musashi Seimitsu                                                 2,700    $          53,927                0.02%
       Ngk Spark Plug                                                   6,000    $          78,123                0.03%
       Nhk Spring                                                      18,000    $         127,674                0.06%
       Nice Holdings                                                   22,000    $          41,774                0.02%
       Nippon Seiki                                                     1,000    $          13,573                0.01%
       Nissan Shatai                                                   24,000    $         186,869                0.08%
       Pacific Ind                                                     15,000    $          52,745                0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Parco                                                              800    $          11,397                0.01%
       Rinnai                                                           1,900    $          62,229                0.03%
       Roland                                                             100    $           1,942                0.00%
       Sanden                                                          30,000    $         122,670                0.05%
       Sankyo                                                           3,900    $         231,959                0.10%
       Sanoh Industrial                                                 5,400    $          29,188                0.01%
       Sharp                                                           17,000    $         289,325                0.15%
       Shimachu                                                           100    $           3,009                0.00%
       Shimano                                                          2,000    $          92,028                0.04%
       Sumitomo Fore                                                   15,200    $         105,523                0.05%
       Tachi-S                                                          2,900    $          26,397                0.01%
       Toho                                                             7,700    $         181,022                0.08%
       Tokai Rika                                                       9,700    $         253,865                0.11%
       Tokai Rubber                                                     3,100    $          44,693                0.02%
       Tokyo Dome                                                      38,000    $         158,437                0.07%
       Topre                                                            6,900    $          61,974                0.03%
       Toyoda Gosei                                                     4,900    $         184,608                0.08%
       Toyota Industries                                                1,000    $          35,565                0.02%
       Toyota Motor Corp.                                                 553    $          55,792                0.02%
       Uss Co.Ltd                                                          60    $           4,159                0.00%
       Yamada Denki                                                       510    $          44,065                0.02%
                                                                                 -----------------    -----------------
   Total Consumer Discretionary                                                  $       4,436,551                1.99%
                                                                                 -----------------    -----------------

   Consumer Staples
       Arcs                                                             2,200    $          27,518                0.01%
       Asahi Breweries                                                 15,400    $         317,948                0.13%
       Cawachi Limided                                                  1,000    $          25,870                0.01%
       Coca West Holdings                                               6,500    $         156,729                0.07%
       Create S.D                                                       2,600    $          60,079                0.03%
       Fuji Oil                                                        30,900    $         288,402                0.13%
       Heiwado                                                          3,800    $          58,259                0.03%
       House Foods                                                      3,500    $          52,147                0.02%
       Japan Tobacco                                                       22    $         110,293                0.05%
       Kao                                                              6,000    $         170,292                0.08%
       Kirin Holdings                                                  11,000    $         208,319                0.09%
       Mandom                                                             200    $           6,028                0.00%
       Ministop                                                         7,300    $         143,088                0.06%
       Morinaga Milk Ind                                               42,000    $         128,698                0.06%
       Oenon Hdgs                                                       6,000    $          11,333                0.01%
       Qp                                                               2,000    $          20,676                0.01%
       Snow Brand Milk                                                 20,000    $          58,673                0.03%
       Sugi Pharmacy                                                    2,800    $          79,470                0.04%
       Sundrug                                                          6,300    $         177,857                0.08%
       Toyo Suisan                                                     10,000    $         150,701                0.07%
       Valor                                                            1,000    $          10,660                0.00%
                                                                                 -----------------    -----------------
   Total Consumer Staples                                                        $       2,263,040                1.01%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-11

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

   Energy
       Itochu Enex                                                      2,100    $          11,963                0.01%
       Nippon Oil                                                      46,000    $         287,457                0.13%
       Shinko Plantech                                                  5,000    $          64,550                0.03%
       Toyo Kanetsu                                                    14,000    $          27,146                0.01%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $         391,116                0.18%
                                                                                 -----------------    -----------------

   Financials
       77 Bank                                                          8,000    $          44,849                0.02%
       Aeon Mall                                                        1,500    $          41,669                0.02%
       Aichi Bank                                                         600    $          43,764                0.02%
       Awa Bank                                                         1,000    $           5,757                0.00%
       Bank Of Kyoto                                                   14,000    $         170,473                0.08%
       Fuji F&M Ins                                                    31,000    $          82,534                0.04%
       Heiwa Real Estat                                                 3,000    $          14,286                0.01%
       Higo Bank                                                        3,000    $          17,300                0.01%
       Hokkoku Bank                                                     5,000    $          22,454                0.01%
       Hokuhoku                                                        32,000    $          96,448                0.04%
       Jafco                                                            1,700    $          56,704                0.03%
       Joint Corp.                                                     15,500    $         100,131                0.04%
       Jsfc                                                            21,500    $         120,314                0.05%
       K K Da Vinci *                                                      97    $          74,357                0.03%
       Kansai Urban Banking                                            42,000    $         108,444                0.05%
       Leopalace21                                                      4,300    $          69,597                0.03%
       Meiwa Estate                                                       600    $           4,304                0.00%
       Mitsubishi Estate                                                8,000    $         194,504                0.09%
       Musashino Bank                                                   2,100    $          85,869                0.04%
       Nipponkoa Ins                                                    8,000    $          61,084                0.03%
       Nishi Nippon City Bank                                          65,000    $         171,096                0.08%
       Nissay Dowa                                                      5,000    $          25,669                0.01%
       Ogaki Kyoritsu Bk                                               10,000    $          53,951                0.02%
       Pocket Card                                                     10,300    $          26,595                0.01%
       Promise                                                          9,200    $         264,811                0.12%
       Ricoh Leasing                                                      600    $          12,599                0.01%
       Shinko Sec                                                       3,000    $           8,741                0.00%
       Smfg                                                                 6    $          39,544                0.02%
       Suncity                                                             73    $          10,392                0.00%
       Suruga Corporation                                               7,100    $          20,401                0.01%
       Takefuji                                                         2,420    $          51,301                0.02%
       Tokai Tokyo Sec                                                 11,000    $          36,470                0.02%
       Tokyo Tomin Bank                                                 2,200    $          45,863                0.02%
       Urban                                                            5,600    $          23,855                0.01%
                                                                                 -----------------    -----------------
   Total Financials                                                              $       2,206,130                0.99%
                                                                                 -----------------    -----------------

   Health Care
       Aloka                                                           16,000    $         211,222                0.09%
       Bml                                                              3,200    $          57,708                0.03%
       Kyowa Hakko Kogyo                                               10,000    $          95,645                0.04%
       Mochida Pharm                                                    1,000    $           9,102                0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-12

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Nipro                                                           13,000    $         226,996                0.10%
       Seikagaku                                                        1,900    $          21,475                0.01%
       Sysmex Corp.                                                     6,100    $         220,626                0.10%
       Taisho Pharm                                                    15,000    $         297,935                0.13%
       Takeda Pharmaceutical                                            8,200    $         411,092                0.19%
       Towa Pharm                                                         800    $          33,998                0.02%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $       1,585,799                0.71%
                                                                                 -----------------    -----------------

   Industrials
       Aica Kogyo                                                      10,200    $          86,798                0.04%
       Amano                                                           28,900    $         298,190                0.15%
       Asahi Diamond Ind                                               24,000    $         142,503                0.06%
       Bunka Shutter                                                    7,000    $          22,223                0.01%
       Chudenko                                                           600    $           9,452                0.00%
       Dai Nippon Prtg                                                  7,000    $         111,539                0.05%
       East Jpn Rail                                                       22    $         183,232                0.08%
       Fanuc                                                              900    $          85,719                0.04%
       Glory                                                            5,800    $         123,534                0.06%
       Hitachi Cable                                                    9,000    $          33,546                0.02%
       Hitachi High-Tech                                                4,200    $          69,582                0.03%
       Ihi Corp                                                         6,000    $          11,634                0.01%
       Inaba Denkisangyo                                                4,400    $         135,711                0.06%
       Itochu                                                          14,000    $         138,404                0.06%
       Kinden                                                           8,000    $          77,078                0.03%
       Kintetsu Wrld Exp                                                  900    $          20,978                0.01%
       Kitz                                                            11,000    $          65,314                0.03%
       Kokuyo                                                           7,500    $          64,425                0.03%
       Komori                                                           3,000    $          62,390                0.03%
       Kyokuto Kaihatsu                                                   800    $           4,445                0.00%
       Kyowa Exeo                                                       8,000    $          61,727                0.03%
       M'Bishi Elec                                                     7,000    $          60,622                0.03%
       Maeda Road Const                                                 8,000    $          66,148                0.03%
       Minebea                                                         14,000    $          81,579                0.04%
       Misumi                                                           4,300    $          76,293                0.03%
       Mitsubishi Logistics                                             3,000    $          38,519                0.02%
       Mitsui                                                           9,000    $         182,649                0.08%
       Mitsui Eng&Sb                                                   18,000    $          48,285                0.02%
       Mori Seiki                                                       6,800    $         122,289                0.05%
       Ngk Insulators                                                  10,000    $         177,224                0.08%
       Nippo Corporation                                               30,000    $         169,990                0.08%
       Nippon Signal                                                   18,400    $          94,094                0.04%
       Nippon Yusen                                                    16,000    $         150,460                0.07%
       Nitta                                                            4,900    $          88,612                0.04%
       Ntn                                                             13,000    $          88,813                0.04%
       Obayashi                                                        25,000    $         104,988                0.05%
       Odakyu Railway                                                   8,000    $          59,316                0.03%
       Okamura                                                         10,000    $          69,222                0.03%
       Pronexus                                                         1,200    $           9,705                0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-13

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Sato                                                             4,000    $          51,078                0.02%
       Sodick                                                          10,500    $          45,888                0.02%
       Sohgo Security                                                   1,900    $          26,533                0.01%
       Sumitomo                                                         5,400    $          71,233                0.03%
       Sumitomo Elec Ind                                               16,300    $         206,667                0.09%
       Taiho Kogyo                                                      7,300    $          89,256                0.04%
       Taisei                                                          20,000    $          51,037                0.02%
       Tcm                                                              1,000    $           2,250                0.00%
       Tobu Railway                                                    38,000    $         203,104                0.09%
       Tokimec                                                          6,000    $          18,205                0.01%
       Toshiba Plant Systems                                            3,000    $          23,298                0.01%
       West Jpn Rail                                                       58    $         255,227                0.11%
       Yuken Kogyo                                                      2,000    $           6,189                0.00%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $       4,547,197                2.04%
                                                                                 -----------------    -----------------

   Information Technology
       Citizen Holdings                                                 1,800    $          15,245                0.01%
       Fujitsu                                                          2,000    $          13,101                0.01%
       Furuno Electric                                                  5,900    $          57,497                0.03%
       Hakuto                                                           1,800    $          16,457                0.01%
       Hamamatsu Photo                                                    100    $           2,793                0.00%
       Hitachi                                                         20,000    $         118,752                0.05%
       Hitachi Info Sys                                                   800    $          17,240                0.01%
       Hitachi Kokusai Elec                                             3,000    $          31,014                0.01%
       Hitachi Maxell                                                   4,000    $          41,272                0.02%
       Hitachi Software                                                   600    $          13,925                0.01%
       Hoshiden                                                        11,100    $         221,253                0.10%
       Hudson Soft *                                                      800    $          13,438                0.01%
       Iriso Elec                                                       1,400    $          17,596                0.01%
       Japan Aviation Elec                                             18,000    $         132,376                0.06%
       Kaga Electronics                                                 8,900    $         117,850                0.05%
       Konami                                                           1,500    $          56,513                0.03%
       Maruwa Co.Ltd                                                      800    $           9,741                0.00%
       Meiko Electronics                                                3,100    $         100,598                0.05%
       Nec Fielding                                                       600    $           7,282                0.00%
       Nidec                                                            1,100    $          67,745                0.03%
       Nippon Elec Glass                                               10,000    $         154,820                0.07%
       Nri                                                              4,900    $         128,241                0.06%
       Ns Solutions                                                     5,300    $         131,522                0.06%
       Nsd                                                                600    $           8,753                0.00%
       Obic                                                             2,100    $         373,015                0.15%
       Rohm                                                             1,000    $          61,988                0.03%
       Roland Dg Corp.                                                  2,700    $          65,917                0.03%
       Ryosan                                                             100    $           2,366                0.00%
       Ryoyo Electro                                                    5,800    $          56,756                0.03%
       Sansin Electrics                                                 1,100    $          11,504                0.01%
       Siix                                                             6,300    $          46,395                0.02%
       Sj Holdings                                                        186    $          66,432                0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-14

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Star Micronics                                                   5,600    $          77,247                0.03%
       Sumida Corp.                                                     3,600    $          44,957                0.02%
       Tkc                                                              1,100    $          22,821                0.01%
       Toko *                                                          40,000    $          92,028                0.04%
       Toshiba Tec                                                      1,000    $           6,078                0.00%
       Towa                                                             2,400    $          22,304                0.01%
       Trend                                                            3,000    $         117,848                0.05%
       Yahoo Jpn                                                          122    $          63,491                0.03%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $       2,626,171                1.18%
                                                                                 -----------------    -----------------

   Materials
       Asahi Kasei                                                     19,000    $          99,262                0.04%
       Daido Steel                                                     24,000    $         124,177                0.06%
       Daiken                                                          10,000    $          21,098                0.01%
       Dic                                                             45,000    $         140,152                0.07%
       Fp                                                                 100    $           2,456                0.00%
       Fuji Seal                                                          600    $           8,421                0.00%
       Hokushin                                                         4,300    $           9,634                0.00%
       Ishihara Sangyo *                                               54,000    $         123,695                0.06%
       Jsp                                                              4,800    $          42,196                0.02%
       Kaneka                                                           6,000    $          37,555                0.02%
       Kobe Steel                                                       2,000    $           5,707                0.00%
       Kuraray                                                          5,000    $          59,678                0.03%
       Kureha                                                          10,000    $          62,491                0.03%
       Mec                                                              8,500    $          69,599                0.03%
       Mitsui Chemicals                                                34,000    $         225,448                0.10%
       Neturen                                                          2,600    $          25,207                0.01%
       Nifco                                                            1,800    $          41,503                0.02%
       Nippon Kayaku                                                   22,000    $         133,722                0.06%
       Nippon Shokubai                                                 25,000    $         166,022                0.07%
       Nippon Soda                                                     32,000    $         103,200                0.05%
       Nissan Chem Ind                                                  7,000    $          73,843                0.03%
       Pacific Metals                                                  18,000    $         175,054                0.08%
       Sanyo Chem Ind                                                   8,000    $          39,303                0.02%
       Sumitomo Chemical                                                2,000    $          12,820                0.01%
       Taiyo Ink Mfg                                                    2,900    $          69,342                0.03%
       Taiyo Nippon Sanso                                               2,000    $          16,035                0.01%
       Tenma                                                            9,500    $         125,509                0.06%
       Tokuyama                                                         7,000    $          50,846                0.02%
       Tokyo Ohka Kogyo                                                 5,400    $         118,812                0.05%
       Tokyo Rope Mfg                                                  32,000    $          55,297                0.02%
       Tokyo Steel Mfg                                                  5,600    $          76,066                0.03%
       Tokyo Tekko                                                      2,000    $           8,238                0.00%
       Toray Industries                                                 5,000    $          32,501                0.01%
       Yamato Kogyo                                                       300    $          12,116                0.01%
       Yodogawa Steel                                                  31,000    $         150,429                0.07%
                                                                                 -----------------    -----------------
   Total Materials                                                               $       2,517,434                1.13%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-15

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

   Telecommunication Services
       Kddi                                                                11    $          67,303                0.03%
       Softbank Corp                                                    3,000    $          54,463                0.02%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $         121,766                0.05%
                                                                                 -----------------    -----------------

   Utilities
       Chugoku Ele                                                      4,000    $          89,215                0.02%
       Okinawa Ele                                                        500    $          19,692                0.01%
       Toho Gas                                                        29,000    $         139,850                0.07%
       Tokyo Gas                                                        8,000    $          32,391                0.01%
                                                                                 -----------------    -----------------
   Total Utilities                                                               $         281,148                0.11%
                                                                                 -----------------    -----------------
Total Japan                                                                      $      20,976,352                9.39%
                                                                                 -----------------    -----------------

Korea South
   Financials
       Kookmin Bank Adr                                                   151    $           8,464                0.00%
                                                                                 -----------------    -----------------
   Total Financials                                                              $           8,464                0.00%
                                                                                 -----------------    -----------------

   Materials
       Posco Spons Adr                                                    402    $          47,830                0.02%
                                                                                 -----------------    -----------------
   Total Materials                                                               $          47,830                0.02%
                                                                                 -----------------    -----------------

   Utilities
       Korea El.Power                                                   4,102    $          61,694                0.03%
                                                                                 -----------------    -----------------
   Total Utilities                                                               $          61,694                0.03%
                                                                                 -----------------    -----------------
Total Korea South                                                                $         117,988                0.05%
                                                                                 -----------------    -----------------

Luxembourg
   Telecommunication Services
       Millicom International Cellular Sa*                                653    $          61,741                0.03%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          61,741                0.03%
                                                                                 -----------------    -----------------

Mexico
   Materials
       Cemex S.A.B. De C.V. Adr *                                          31    $             810                0.00%
                                                                                 -----------------    -----------------
   Total Materials                                                               $             810                0.00%
                                                                                 -----------------    -----------------

   Telecommunication Services
       Telefonos De Mexico Sa Telmex Adr                                  352    $          13,235                0.01%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          13,235                0.01%
                                                                                 -----------------    -----------------
Total Mexico                                                                     $          14,045                0.01%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-16

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

Netherlands
   Industrials
       Royal Philips Electronics Nv Adr                                   602    $          23,081                0.01%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $          23,081                0.01%
                                                                                 -----------------    -----------------

   Information Technology
       Asml Holding Nv Adr                                              4,804    $         119,187                0.05%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $         119,187                0.05%
                                                                                 -----------------    -----------------
Total Netherlands                                                                $         142,268                0.06%
                                                                                 -----------------    -----------------

New Zealand
   Telecommunication Services
       Telecom Corporation Of New Zealand Adr                             703    $          10,454                0.00%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          10,454                0.00%
                                                                                 -----------------    -----------------

Norway
   Energy
       Statoilhydro Asa                                                 1,055    $          31,513                0.01%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          31,513                0.01%
                                                                                 -----------------    -----------------

People's Republic Of China
   Information Technology
       Sina Corp. *                                                     4,347    $         153,232                0.07%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $         153,232                0.07%
                                                                                 -----------------    -----------------

Peru
   Materials
       Compania De Minas Buenaventura Adr                               2,280    $         156,180                0.07%
                                                                                 -----------------    -----------------
   Total Materials                                                               $         156,180                0.07%
                                                                                 -----------------    -----------------

Philippines
   Telecommunication Services
       Philippine Long Dist Sp Adr                                        270    $          17,944                0.01%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          17,944                0.01%
                                                                                 -----------------    -----------------

Russia
   Telecommunication Services
       Vimpel Communications Ojsc Mo Adr                                5,471    $         163,528                0.07%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $         163,528                0.07%
                                                                                 -----------------    -----------------

Singapore
   Information Technology
       Flextronics International Ltd *                                  3,665    $          34,414                0.02%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $          34,414                0.02%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-17

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

South Africa
   Information Technology
       Net 1 Ueps Technologies Inc *                                    4,644    $         104,722                0.05%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $         104,722                0.05%
                                                                                 -----------------    -----------------

   Materials
       Anglogold Ashanti Limited Adr                                      235    $           7,981                0.00%
       Randgold Resources Ltd                                             101    $           4,680                0.00%
                                                                                 -----------------    -----------------
   Total Materials                                                               $          12,661                0.00%
                                                                                 -----------------    -----------------
Total South Africa                                                               $         117,383                0.05%
                                                                                 -----------------    -----------------

Spain
   Energy
       Repsol Ypf Sa Adr                                                1,808    $          62,213                0.03%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          62,213                0.03%
                                                                                 -----------------    -----------------

Sweden
   Information Technology
       Ericsson L M Tel Co Adr                                            703    $          13,814                0.01%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $          13,814                0.01%
                                                                                 -----------------    -----------------

Taiwan Republic Of China
   Information Technology
       Gigamedia Ltd *                                                  3,565    $          55,578                0.02%
       Siliconware Precision Industries Adr                               753    $           6,325                0.00%
       Taiwan Semiconductor Manufacture Adr                             7,281    $          74,776                0.04%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $         136,679                0.06%
                                                                                 -----------------    -----------------

Total Common Stocks (Non-United States)                                          $      24,689,821               11.03%
   (cost - $24,517,006)                                                          -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-18

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

United States Government Securities**
-------------------------------------

                                                                             % of Net
  Maturity      Maturity                                          Value        Asset
 Face Value       Date                 Description                 ($)         Value
-----------    ----------    -------------------------------   -----------   --------
$10,000,000    05/01/2008            U.S. Treasury Bills
   (cost, including accrued interest, - $9,982,083)            $ 9,982,083      4.47%
                                                               -----------     -----

Total investment securities                                    $51,139,516     22.87%
   (cost - $50,957,151)                                        ===========     =====

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

                                                                                                     % of Net
                  Expiry           Market             Strike                             Value         Asset
Counterparty       Date           Put/Call             Price       Amount   Currency      ($)          Value
------------    ----------    ------------------    ---------    ---------  --------   ---------     --------
ABN AMRO       04/01/2008     USD Put / CHF Call       0.9855      230,000     USD     $     252       0.00%
ABN AMRO       04/01/2008     USD Call / JPY Put      97.3000      430,000     USD     $  10,617       0.00%
ABN AMRO       04/02/2008     USD Call / JPY Put      99.0000      190,000     USD     $   2,060       0.00%
ABN AMRO       04/01/2008     EUR Put / JPY Call     153.9500      170,000     EUR     $      60       0.00%
ABN AMRO       04/03/2008     EUR Put / JPY Call     153.6500      220,000     EUR     $     380       0.00%
ABN AMRO       04/03/2008     EUR Call / USD Put       1.5425      110,000     EUR     $   3,944       0.00%
ABN AMRO       04/07/2008     EUR Call / GBP Put       0.7780      280,000     EUR     $  10,145       0.01%
ABN AMRO       04/07/2008     EUR Put / JPY Call     153.8500      460,000     EUR     $   1,791       0.00%
ABN AMRO       04/07/2008     EUR Call / USD Put       1.5420      460,000     EUR     $  17,042       0.01%
ABN AMRO       04/07/2008     USD Put / JPY Call      99.6500      350,000     USD     $   3,434       0.00%
ABN AMRO       04/08/2008     USD Put / JPY Call     100.3500      390,000     USD     $   5,491       0.00%
ABN AMRO       04/09/2008     USD Put / JPY Call      99.1500      390,000     USD     $   3,642       0.00%
ABN AMRO       04/10/2008     EUR Call / GBP Put       0.7835      310,000     EUR     $   8,712       0.01%
ABN AMRO       04/10/2008     USD Put / JPY Call      99.2000      230,000     USD     $   2,360       0.00%
ABN AMRO       04/11/2008     EUR Call / GBP Put       0.7920      500,000     EUR     $   8,530       0.00%
ABN AMRO       04/11/2008     EUR Call / USD Put       1.5825      250,000     EUR     $   2,739       0.00%
ABN AMRO       04/11/2008     USD Put / CHF Call       0.9940      780,000     USD     $   8,580       0.01%
ABN AMRO       04/14/2008     USD Put / CHF Call       0.9950    1,090,000     USD     $  13,275       0.01%

                                                                                       ---------       ----
   Purchased options on forward currency contracts                                     $ 103,054       0.05%
   (premiums paid- $97,021)                                                            =========       ====

                 See Accompanying Notes to Financial Statements.


                                     III-19

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)


WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

                                                                                                     % of Net
                  Expiry           Market             Strike                             Value         Asset
Counterparty       Date           Put/Call             Price       Amount   Currency      ($)          Value
------------    ----------    ------------------    ---------    ---------  --------   ---------     --------
ABN AMRO        04/01/2008    USD Call / JPY Put     101.4000    2,150,000     USD     $     413       0.00%
ABN AMRO        04/02/2008    USD Call / JPY Put     102.7500      950,000     USD     $      79       0.00%
ABN AMRO        04/03/2008    EUR Put / JPY Call     146.6000    1,090,000     EUR     $      37       0.00%
ABN AMRO        04/03/2008    EUR Call / USD Put       1.5940      550,000     EUR     $   1,235       0.00%
ABN AMRO        04/07/2008    EUR Call / GBP Put       0.8005    1,410,000     EUR     $   9,002       0.01%
ABN AMRO        04/07/2008    EUR Put / JPY Call     146.5000    2,280,000     EUR     $     602       0.00%
ABN AMRO        04/07/2008    EUR Call / USD Put       1.5925    2,280,000     EUR     $  10,348       0.01%
ABN AMRO        04/07/2008    USD Put / JPY Call      94.6500    1,760,000     USD     $   1,447       0.00%
ABN AMRO        04/08/2008    USD Put / JPY Call      95.3000    1,940,000     USD     $   2,846       0.00%
ABN AMRO        04/09/2008    USD Put / JPY Call      93.9500    1,940,000     USD     $   2,012       0.00%
ABN AMRO        04/10/2008    EUR Call / GBP Put       0.8065    1,570,000     EUR     $   8,045       0.00%
ABN AMRO        04/10/2008    USD Put / JPY Call      94.1000    1,160,000     USD     $   1,573       0.00%
ABN AMRO        04/11/2008    EUR Call / GBP Put       0.8175    2,510,000     EUR     $   5,416       0.00%
ABN AMRO        04/11/2008    EUR Call / USD Put       1.6325    1,260,000     EUR     $   1,244       0.00%
ABN AMRO        04/11/2008    USD Put / CHF Call       0.9530    3,920,000     USD     $   4,907       0.00%
ABN AMRO        04/14/2008    USD Put / CHF Call       0.9545    5,450,000     USD     $   9,061       0.01%

                                                                                       ---------       ----
   Total options written on forward currency contracts                                 $  58,267       0.03%
   (premiums received- $64,062)                                                        =========       ====

                 See Accompanying Notes to Financial Statements.


                                     III-20

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

FUTURES CONTRACTS PURCHASED
---------------------------

                                                                                                   % of Net
                                                                        No. of        Value         Asset
Sector        Contract                   Expiration        Exchange    Contracts       ($)          Value
------   ----------------------------    ----------        --------    ---------   ------------   ----------
Energy
         LIGHT CRUDE                        May-08           NYM              46   $  (293,400)      (0.13)%
         RBOB UNLEADED GAS                  May-08           NYM               6   $      1,265       0.00%
         BRENT CRUDE                        May-08           ICE               7   $      1,710       0.00%
         GAS OIL                            Apr-08           ICE              25   $    (5,550)       0.00%
                                                                                   -----------       -----
Total energy                                                                       $  (295,975)      (0.13)%
                                                                                   -----------       -----

Metals
         COPPER                             Jun-08           LME              24   $   (30,447)      (0.01)%
         ZINC                               Jun-08           LME               9   $  (104,976)      (0.05)%
                                                                                   -----------       -----
Total metals                                                                       $  (135,423)      (0.06)%
                                                                                   -----------       -----

Stock indicies
         MINI S&P 500                       Jun-08           CME             134   $    57,763        0.02%
         HANG SENG                          Apr-08           HKF              48   $    39,809        0.02%
                                                                                   -----------       -----
Total stock indicies                                                               $    97,572        0.04%
                                                                                   -----------       -----

Short-term interest rates
         EURODOLLARS                        Dec-08           CME             864   $  (134,175)      (0.06)%
         AUSTRALIAN 90 DAY B-BILLS          Sep-08           SFE             189   $    73,321        0.03%
         EUROSWISS                          Jun-08          LIFFE             57   $   (41,694)      (0.02)%
         SHORT STERLING                     Dec-08          LIFFE            200   $   (53,654)      (0.02)%
         3-MONTH EURIBOR                    Dec-08          LIFFE            206   $  (106,055)      (0.05)%
         CANADIAN BANKERS
         ACCEPTANCE                         Sep-08           ME              160   $   148,972        0.07%
                                                                                   -----------       -----
Total short-term interest rates                                                    $  (113,285)      (0.05)%
                                                                                   -----------       -----

Long-term interest rates
         LONG GILT                          Jun-08          LIFFE             63   $    90,983        0.04%
         EURO-BUND                          Jun-08          EUREX            139   $  (192,241)      (0.09)%
         EURO-BOBL                          Jun-08          EUREX            190   $  (396,176)      (0.18)%
         MINI JAPANESE GOVERNMENT
         BOND                               Jun-08          SIMEX            136   $   (29,787)      (0.01)%
         U.S. 5 YEAR NOTE                   Jun-08          CBOT             282   $   (75,335)      (0.03)%
         U.S. 10 YEAR NOTE                  Jun-08          CBOT             384   $   416,829        0.19%
         EURO-SCHATZ                        Jun-08          LIFFE            559   $  (728,134)      (0.33)%
                                                                                   -----------       -----
Total long-term interest rates                                                     $  (913,861)      (0.41)%
                                                                                   -----------       -----

   Net unrealized loss on futures contracts purchased                              $(1,360,972)      (0.61)%
                                                                                   -----------       -----

                 See Accompanying Notes to Financial Statements.


                                     III-21

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

FUTURE CONTRACTS SOLD
---------------------

                                                                                                   % of Net
                                                                        No. of        Value         Asset
Sector        Contract                   Expiration        Exchange    Contracts       ($)          Value
------   ----------------------------    ----------        --------    ---------   ------------   ----------
Energy
         NATURAL GAS                        May-08           NYM              11   $  (137,280)      (0.06)%
                                                                                   -----------       -----
Total energy                                                                       $  (137,280)      (0.06)%
                                                                                   -----------       -----

Metals
         COPPER                             Jun-08           LME              13   $   (88,744)      (0.04)%
         ZINC                               Jun-08           LME              29   $    81,073        0.04%
                                                                                   -----------       -----
Total metals                                                                       $    (7,671)       0.00%
                                                                                   -----------       -----

Stock indicies
         FTSE 100                           Jun-08          LIFFE            129   $  (469,008)      (0.21)%
         IBEX 35                            Apr-08         MEFF-RV            60   $  (318,938)      (0.14)%
         MINI NASDAQ                        Jun-08           CME             306   $  (383,382)      (0.16)%
         MSCI TAIWAN                        Apr-08           SGX              71   $    65,320        0.03%
         NIKKEI 225                         Jun-08           SGX             190   $   389,811        0.17%
         SPI 200                            Jun-08           SFE              45   $   (86,345)      (0.04)%
         DAX                                Jun-08          EUREX             47   $  (414,633)      (0.19)%
         STOXX 50                           Jun-08          EUREX            181   $  (309,311)      (0.14)%
                                                                                   -----------       -----
Total stock indicies                                                               $(1,526,486)      (0.68)%
                                                                                   -----------       -----

Long-term interest rates
         AUSTRALIAN 10-YEAR T-BOND          Jun-08           SFE              15   $      (975)       0.00%
         AUSTRALIAN 3-YEAR T-BOND           Jun-08           SFE              29   $    (2,604)       0.00%
         U.S. T-BOND                        Jun-08          CBOT             171   $   110,687        0.05%
                                                                                   -----------       -----
Total long-term interest rates                                                     $   107,108        0.05%
                                                                                   -----------       -----

    Net unrealized loss on futures contracts sold                                  $(1,564,329)      (0.69)%
                                                                                   -----------       -----
    Net unrealized loss on futures contracts                                       $(2,925,301)      (1.30)%
                                                                                   ===========       =====

                 See Accompanying Notes to Financial Statements.


                                     III-22

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

                                                                                               % of Net
                 Maturity                                                     Value             Asset
Counterparty       Date              Amount             Currency               ($)              Value
------------    ----------      ---------------    ------------------   ------------------    ---------
  ABN AMRO      06/18/2008          271,207,000     Australian Dollar   $        (786,081)      (0.35)%
  ABN AMRO      06/18/2008          184,379,677       British Pound     $        (150,975)      (0.07)%
  ABN AMRO      06/18/2008          197,866,230     Canadian Dollar     $      (1,242,105)      (0.56)%
  ABN AMRO      06/18/2008          288,959,500           Euro          $       3,805,322        1.70%
  ABN AMRO      06/18/2008       30,170,526,059       Japanese Yen      $         349,218        0.16%
  ABN AMRO      06/18/2008          706,000,000       Mexican Peso      $         240,411        0.11%
  ABN AMRO      06/18/2008          166,000,000    New Zealand Dollar   $      (1,042,214)      (0.47)%
  ABN AMRO      06/18/2008           95,030,000     Singapore Dollar    $         148,168        0.07%
  ABN AMRO      06/18/2008          107,000,000    South African Rand   $         (38,090)      (0.02)%
  ABN AMRO      06/18/2008          327,459,040         Swiss Fran      $       1,564,662        0.70%
                                                                        -----------------        ----
   Net unrealized gain on long forward currency contracts               $       2,848,316        1.27%
                                                                        -----------------        ----

SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

                                                                                               % of Net
                 Maturity                                                     Value             Asset
Counterparty       Date              Amount             Currency               ($)              Value
------------    ----------      ---------------    ------------------   ------------------    ---------
  ABN AMRO      06/18/2008          253,107,000    Australian Dollar    $         364,187        0.16%
  ABN AMRO      06/18/2008          169,561,963      British Pound      $         395,779        0.18%
  ABN AMRO      06/18/2008          220,866,230    Canadian Dollar      $       1,486,500        0.67%
  ABN AMRO      06/18/2008          249,210,953          Euro           $      (1,141,733)      (0.51)%
  ABN AMRO      06/18/2008       33,902,366,700      Japanese Yen       $      (1,848,802)      (0.83)%
  ABN AMRO      06/18/2008          416,000,000      Mexican Peso       $          (1,189)       0.00%
  ABN AMRO      06/18/2008          123,000,000   New Zealand Dollar    $         165,796        0.07%
  ABN AMRO      06/18/2008           83,130,000    Singapore Dollar     $         (18,876)      (0.01)%
  ABN AMRO      06/18/2008           95,000,000   South African Rand    $          72,504        0.03%
  ABN AMRO      06/18/2008          332,000,889        Swiss Fran       $        (866,384)      (0.39)%
                                                                        -----------------        ----
   Net unrealized loss on short forward currency contracts              $      (1,392,218)      (0.63)%
                                                                        -----------------        ----

   Net unrealized gain on forward contracts                             $       1,456,098        0.64%
                                                                        =================        ====

                 See Accompanying Notes to Financial Statements.


                                     III-23

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

                                                                                                         % of Net
                                                                                                           Asset
                                                                 Shares               Value ($)            Value
                                                            -----------------    -----------------    -----------------
Common Stocks (United States)
-----------------------------
   Consumer Discretionary
       Aaron Rents Inc                                                  2,244    $          48,336                0.02%
       Autonation Inc ***                                               1,406    $          21,048                0.01%
       Barnes & Noble Inc                                                 101    $           3,096                0.00%
       Big Lots Inc ***                                                 1,205    $          26,872                0.01%
       Block H & R Inc                                                  3,264    $          67,761                0.03%
       Cbrl Group Inc                                                   1,101    $          39,383                0.02%
       Cec Entmt Inc ***                                                2,325    $          67,146                0.03%
       Darden Restaurants Inc                                           2,310    $          75,191                0.03%
       Dress Barn Inc ***                                               5,261    $          68,077                0.03%
       Eastman Kodak Co                                                 1,406    $          24,844                0.01%
       Fossil Inc ***                                                     251    $           7,666                0.00%
       Gaylord Entmt Co. ***                                              807    $          24,444                0.01%
       Home Depot Inc                                                   1,255    $          35,102                0.02%
       International Game Technology                                      854    $          34,339                0.02%
       Jc Penney Co Inc                                                   553    $          20,854                0.01%
       Johnson Ctls Inc Com                                             1,908    $          64,490                0.03%
       Jones Apparel Group Inc                                          2,561    $          34,369                0.02%
       K-Swiss Inc                                                      2,410    $          38,126                0.02%
       Liz Claiborne Inc                                                1,306    $          23,704                0.01%
       Marvel Entmt Inc ***                                             2,912    $          78,012                0.03%
       Mcgraw-Hill Cos Inc                                              1,456    $          53,799                0.02%
       Papa Johns Intl Inc ***                                            713    $          17,262                0.01%
       Petsmart Inc                                                     1,105    $          22,586                0.01%
       Polo Ralph Lauren Corp.                                            753    $          43,892                0.02%
       Pulte Homes Inc                                                  1,004    $          14,608                0.01%
       Red Robin Gourmet Burgers Inc ***                                  639    $          24,007                0.01%
       Regis Corp.                                                     15,527    $         426,837                0.19%
       Rent A Center Inc ***                                              452    $           8,294                0.00%
       Ross Stores                                                        804    $          24,088                0.01%
       Ruby Tuesday Inc                                                16,616    $         124,620                0.06%
       Scientific Games Corp.***                                          452    $           9,542                0.00%
       Snap on Inc                                                        394    $          20,035                0.01%
       Sonic Automotive Inc                                             2,561    $          52,629                0.02%
       Stage Stores Inc                                                 2,275    $          36,855                0.02%
       Wolverine World Wide Inc                                         8,466    $         245,599                0.11%
                                                                                 -----------------    -----------------
   Total Consumer Discretionary                                                  $       1,927,513                0.86%
                                                                                 -----------------    -----------------

   Consumer Staples
       Campbell Soup                                                    5,222    $         177,287                0.08%
       Del Monte Foods Co.                                              4,511    $          42,990                0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-24

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Estee Lauder Companies Inc                                      11,448    $         524,891                0.24%
       General Mls Inc                                                  5,082    $         304,310                0.14%
       Heinz H J Co                                                     7,934    $         372,660                0.17%
       RalCorp.Holdings Inc ***                                           301    $          17,503                0.01%
       Wm Wrigley Jr Co                                                 1,105    $          69,438                0.03%
                                                                                 -----------------    -----------------
   Total Consumer Staples                                                        $       1,509,079                0.69%
                                                                                 -----------------    -----------------

   Energy
       Berry Pete Co.                                                   3,290    $         152,952                0.07%
       Bj Svcs Co.                                                     16,572    $         472,468                0.21%
       Carbo Ceramics Inc                                               1,557    $          62,436                0.03%
       Carrizo Oil & Gas Inc ***                                          954    $          56,544                0.03%
       Cimarex Energy Co.                                               2,857    $         156,392                0.07%
       Encore Acquisition Co.***                                        2,310    $          93,047                0.04%
       Energy Partners Ltd ***                                          5,424    $          51,365                0.02%
       Ensco International Inc                                            553    $          34,629                0.02%
       Gmx Res Inc ***                                                  4,951    $         172,938                0.08%
       Lufkin Inds Inc                                                  2,658    $         169,634                0.08%
       Patterson-Uti Energy Inc                                        11,850    $         310,233                0.14%
       Peabody Energy Corp.                                               151    $           7,701                0.00%
       Petrohawk Energy Corp.***                                          602    $          12,142                0.01%
       Pioneer Drilling Co. ***                                         7,806    $         124,350                0.06%
       Plains Exploration & Production ***                              1,055    $          56,063                0.03%
       Pride Intl Inc ***                                                 904    $          31,595                0.01%
       Stone Energy Corp. ***                                             916    $          47,916                0.02%
       W-H Energy Svcs Inc ***                                            553    $          38,074                0.02%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $       2,050,479                0.94%
                                                                                 -----------------    -----------------

   Financials
       Amb Property Corporation                                           101    $           5,496                0.00%
       Astoria Finl Corp.                                               1,306    $          35,471                0.02%
       Bre Properties Inc.                                              1,116    $          50,845                0.02%
       Cash America International Inc                                   1,507    $          54,855                0.02%
       Cit Group Inc                                                      301    $           3,567                0.00%
       Corporate Office Properties                                      4,449    $         149,531                0.07%
       Developers Diversified Realty                                    2,561    $         107,255                0.05%
       East-West BanCorp.Inc                                            1,306    $          23,182                0.01%
       Equity Residential                                               2,109    $          87,502                0.04%
       Essex Ppty Tr Inc                                                1,696    $         193,310                0.09%
       EzCorp.Inc ***                                                     879    $          10,820                0.00%
       Federal Realty Investment Trus                                   1,105    $          86,135                0.04%
       First Niagara Finl Group Inc                                    14,607    $         198,509                0.09%
       General Growth Properties                                          452    $          17,253                0.01%
       Health Care Ppty Invs Inc                                        1,055    $          35,670                0.02%
       Jones Lang Lasalle Inc                                             697    $          53,906                0.02%
       Kimco Realty Corp.                                               6,880    $         269,490                0.12%
       Knight Capital Group Inc ***                                     2,924    $          47,486                0.02%
       Liberty Property Trust                                           2,579    $          80,233                0.04%

                 See Accompanying Notes to Financial Statements.


                                     III-25

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Nasdaq Omx Group ***                                               753    $          29,111                0.01%
       Pnc Financial Services Group                                       794    $          52,063                0.02%
       Potlatch Holdings Inc                                            1,205    $          49,730                0.02%
       Public Storage                                                   1,306    $         115,738                0.05%
       Rayonier Inc.                                                      352    $          15,291                0.01%
       Regency Centers Corp.                                            3,515    $         227,631                0.10%
       Sei Investments Company                                            804    $          19,851                0.01%
       State Str Corp.                                                    352    $          27,808                0.01%
       Sterling Financial Corp.                                           618    $           9,647                0.00%
       Udr Inc                                                          1,327    $          32,538                0.01%
       Unionbancal Corp.                                                  452    $          22,184                0.01%
       Unum Group                                                       6,076    $         133,733                0.06%
       Washington Real Estate Investment                                  101    $           3,375                0.00%
       Weingarten Realty Investors                                      2,611    $          89,923                0.04%
                                                                                 -----------------    -----------------
   Total Financials                                                              $       2,339,139                1.03%
                                                                                 -----------------    -----------------

   Health Care
       Alkermes Inc ***                                                 1,306    $          15,515                0.01%
       Alpharma Inc ***                                                 2,197    $          57,583                0.03%
       Amerigroup Corp.***                                                854    $          23,340                0.01%
       Amgen Inc ***                                                    1,055    $          44,078                0.02%
       Amn Healthcare Services Inc ***                                    201    $           3,099                0.00%
       Biogen Idec Inc ***                                                703    $          43,368                0.02%
       Boston Scientific Corp.***                                       5,765    $          74,196                0.03%
       Centene Corp.Del ***                                             1,129    $          15,738                0.01%
       Community Health Systems Inc ***                                 4,067    $         136,529                0.06%
       Endo Pharmaceuticals Holdings Inc ***                              139    $           3,328                0.00%
       Genentech Inc ***                                                3,103    $         251,902                0.11%
       Gilead Sciences Inc ***                                          1,758    $          90,590                0.04%
       Health Net Inc ***                                                 602    $          18,542                0.01%
       Hologic Inc ***                                                    553    $          30,747                0.01%
       King Pharmaceuticals Inc ***                                     1,136    $           9,883                0.00%
       Osi Pharmaceuticals Inc ***                                        904    $          33,801                0.02%
       Palomar Med Technologies Inc. ***                               14,189    $         214,254                0.10%
       Psychiatric Solutions Inc ***                                    4,210    $         142,803                0.06%
       Steris Corp.                                                     2,059    $          55,243                0.02%
       The Trizetto Group Inc ***                                       1,707    $          28,490                0.01%
       Unitedhealth Group                                                 502    $          17,249                0.01%
       Varian Med Sys Inc ***                                             502    $          23,514                0.01%
       Vertex Pharmaceuticals Inc ***                                   3,213    $          76,759                0.03%
       West Pharmaceutical Services                                     1,069    $          47,282                0.02%
       Wyeth                                                            2,059    $          85,984                0.04%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $       1,543,817                0.68%
                                                                                 -----------------    -----------------

   Industrials
       A.O.Smith Corp.                                                    111    $           3,649                0.00%
       Aar Corp.***                                                     1,808    $          49,304                0.02%
       Allied Waste Inds Inc***                                        13,005    $         140,584                0.06%

                 See Accompanying Notes to Financial Statements.


                                     III-26

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Applied Indl Technologies Inc                                    1,155    $          34,523                0.02%
       Barnes Group Inc                                                   201    $           4,613                0.00%
       Brady Corp.                                                        502    $          16,782                0.01%
       C H Robinson Worldwide Inc                                         653    $          35,523                0.02%
       Caterpillar Inc                                                  4,168    $         326,313                0.15%
       Clarcor Inc                                                        703    $          24,992                0.01%
       Covanta Holding Corpdelaware ***                                   327    $           8,993                0.00%
       Dollar Thrifty Automotive Group ***                                201    $           2,742                0.00%
       Drs Technologies Inc                                             2,771    $         161,494                0.07%
       Fedex Corp.                                                      1,958    $         181,448                0.08%
       Forward Air Corp.                                                  583    $          20,662                0.01%
       Gatx Corp.                                                       2,385    $          93,182                0.04%
       General Electric Co                                              2,661    $          98,484                0.04%
       Genesee & Wyo Inc ***                                            5,242    $         180,325                0.08%
       Graco Inc                                                          452    $          16,390                0.01%
       Hexcel Corporation ***                                           1,406    $          26,869                0.01%
       Ingersoll Rand Co-A                                              1,456    $          64,908                0.03%
       Lincoln Elec Holdings Inc                                        2,260    $         145,747                0.07%
       Monster Worldwide Inc ***                                          301    $           7,287                0.00%
       Msc Indl Direct Inc                                              1,456    $          61,516                0.03%
       Navigant Consulting Co***                                       10,556    $         200,353                0.09%
       Nordson Corp.                                                    1,105    $          59,504                0.03%
       Regal-Beloit Corp.                                                 602    $          22,051                0.01%
       Roper Inds Inc                                                   2,510    $         149,194                0.07%
       Terex Corp. ***                                                    854    $          53,375                0.02%
       Textron Inc                                                        854    $          47,329                0.02%
       Trueblue Inc ***                                                 3,498    $          47,013                0.02%
       Universal Fast Products Inc                                      5,373    $         173,011                0.08%
       Uti Worldwide Inc                                                  553    $          11,104                0.00%
       Wabtec                                                           1,758    $          66,206                0.03%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $       2,535,470                1.13%
                                                                                 -----------------    -----------------

   Information Technology
       Aci Worldwide Inc ***                                            9,184    $         182,945                0.08%
       Akamai Technologies Inc ***                                        337    $           9,490                0.00%
       Analog Devices Inc                                               1,507    $          44,487                0.02%
       Anixter Intl Inc ***                                             1,657    $         106,114                0.05%
       Automatic Data Processing Inc                                    8,034    $         340,561                0.15%
       Cabot Microelectronics Corp.***                                  1,156    $          37,165                0.02%
       Caci Intl Inc ***                                                1,892    $          86,181                0.04%
       Ciena Corp.***                                                   2,561    $          78,956                0.04%
       Cognizant Technology Solutions ***                                 653    $          18,826                0.01%
       Compuware Corp.***                                               5,022    $          36,861                0.02%
       Earthlink Inc ***                                                7,223    $          54,534                0.02%
       F Networks Inc ***                                               2,862    $          52,003                0.02%
       Harris Corp.                                                     1,105    $          53,626                0.02%
       Imation Corp.                                                    1,355    $          30,813                0.01%
       Infospace Inc ***                                                3,036    $          35,127                0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-27

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Integrated Device Technology Inc***                              8,431    $          75,289                0.03%
       Interdigital Communications Co.***                                 391    $           7,746                0.00%
       Intermec Inc ***                                                   861    $          19,106                0.01%
       International Rectifier Corp.***                                 1,155    $          24,833                0.01%
       Intevac Inc. ***                                                13,593    $         176,029                0.08%
       Itron Inc ***                                                      251    $          22,648                0.01%
       Juniper Networks Inc ***                                         1,306    $          32,650                0.01%
       Linear Technology Corp.                                         13,961    $         428,463                0.19%
       Mcafee Inc ***                                                   2,009    $          66,478                0.03%
       Micrel Inc                                                      64,059    $         593,827                0.27%
       Microchip Technology Inc                                           301    $           9,852                0.00%
       Micron Technology Inc ***                                        2,410    $          14,388                0.01%
       Microstrategy Inc ***                                            3,008    $         222,562                0.10%
       Mks Instrs Inc ***                                               3,814    $          81,620                0.04%
       Mps Group Inc***                                                 9,342    $         110,422                0.05%
       National Semiconductor Corp.                                       452    $           8,281                0.00%
       Netapp Inc***                                                      753    $          15,098                0.01%
       Nuance Communications Inc ***                                      345    $           6,006                0.00%
       Plantronics Inc                                                  2,712    $          52,369                0.02%
       Rambus Inc ***                                                   1,406    $          32,774                0.01%
       Red Hat Inc ***                                                  3,213    $          59,087                0.03%
       Semtech Corp.***                                                 2,360    $          33,819                0.02%
       Silicon Laboratories Inc ***                                     1,004    $          31,666                0.01%
       Tekelec ***                                                     10,604    $         132,020                0.06%
       Teradyne Inc. ***                                               12,199    $         151,512                0.07%
       Thq Inc ***                                                      4,660    $         101,588                0.05%
       Travelzoo Inc ***                                                  347    $           3,831                0.00%
       Xerox Corp.                                                      3,866    $          57,874                0.03%
       Zebra Technologies Corp.***                                      2,010    $          66,973                0.03%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $       3,806,500                1.70%
                                                                                 -----------------    -----------------

   Materials
       Albemarle Corp.                                                  1,355    $          49,485                0.02%
       Bemis Co Inc                                                     1,355    $          34,458                0.02%
       Brush Engineered Matls Inc ***                                   1,306    $          33,525                0.02%
       Century Alum Co. ***                                               452    $          29,940                0.01%
       Chemtura Corp.                                                   2,715    $          19,928                0.01%
       Dow Chemical Corp.                                                 201    $           7,407                0.00%
       Fmc Corp.                                                        1,055    $          58,542                0.03%
       Headwaters Inc ***                                               8,521    $         112,392                0.05%
       Minerals Technologies Inc                                          753    $          47,288                0.02%
       Nucor Corp.                                                        444    $          30,077                0.01%
       Schnitzer Steel Inds Inc                                           793    $          56,319                0.03%
       The Scotts Miracle-Group Co.                                     1,205    $          39,066                0.02%
       United Sts Stl Corp.                                               553    $          70,159                0.03%
       Valspar Corp.                                                    2,457    $          48,747                0.02%
                                                                                 -----------------    -----------------
   Total Materials                                                               $         637,333                0.29%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-28

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

   Telecommunication Services
       American Tower ***                                               2,963    $         116,179                0.05%
       Centurytel Inc Monr Oe La                                        2,410    $          80,108                0.04%
       Crown Castle International Cor ***                               2,464    $          84,983                0.04%
       Sba Communications Corp.***                                      2,472    $          73,740                0.03%
       Sprint Nextel Corp.                                              1,429    $           9,560                0.00%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $         364,570                0.16%
                                                                                 -----------------    -----------------

   Utilities
       Avista Corp.                                                     1,557    $          30,455                0.01%
       Exelon Corp.                                                       251    $          20,399                0.01%
       Firstenergy Corp.                                                  904    $          62,032                0.03%
       Pnm Res Inc                                                      1,557    $          19,416                0.01%
       Wisconsin Energy Corp.                                           4,620    $         203,234                0.09%
       Xcel Energy Inc.                                                 2,260    $          45,087                0.02%
                                                                                 -----------------    -----------------
   Total Utilities                                                               $         380,623                0.17%
                                                                                 -----------------    -----------------
Total Common Stocks (United States)                                              $      17,094,523                7.65%
   (cost - $16,983,282)                                                          -----------------    -----------------

                                                                                                         % of Net
                                                                                                           Asset
                                                                 Shares               Value ($)            Value
                                                            -----------------    -----------------    -----------------
Common Stocks (Non-United States)
---------------------------------
Bermuda
   Energy
       Nabors Industries Ltd ***                                        8,188    $         276,509                0.12%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $         276,509                0.12%
                                                                                 -----------------    -----------------

   Information Technology
       Tyco International Ltd                                          10,850    $         477,942                0.21%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $         477,942                0.21%
                                                                                 -----------------    -----------------
Total Bermuda                                                                    $         754,451                0.33%
                                                                                 -----------------    -----------------

Brazil
   Materials
       Aracruz Celulose Sa Adr                                            703    $          47,987                0.02%
       Cia Vale Do Rio Doce Adr                                           854    $          29,583                0.01%
                                                                                 -----------------    -----------------
   Total Materials                                                               $          77,570                0.03%
                                                                                 -----------------    -----------------

   Telecommunication Services
       Tim Particpacoes S A Adr                                         2,209    $          71,329                0.03%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          71,329                0.03%
                                                                                 -----------------    -----------------
Total Brazil                                                                     $         148,899                0.06%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-29

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

Canada
   Energy
    Ultra Petroleum Corp.***                                              301    $          23,328                0.01%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          23,328                0.01%
                                                                                 -----------------    -----------------

   Materials
       Methanex Cad                                                     1,406    $          36,795                0.02%
       Pan American Silver Corp.***                                     1,004    $          38,523                0.02%
       Silver Standard ***                                                101    $           3,063                0.00%
                                                                                 -----------------    -----------------
   Total Materials                                                               $          78,381                0.04%
                                                                                 -----------------    -----------------
Total Canada                                                                     $         101,709                0.05%
                                                                                 -----------------    -----------------

France
   Energy
       Total Sa Adr                                                       854    $          63,205                0.03%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          63,205                0.03%
                                                                                 -----------------    -----------------

   Financials
       Axa Paris Adr                                                    2,812    $         101,541                0.05%
                                                                                 -----------------    -----------------
   Total Financials                                                              $         101,541                0.05%
                                                                                 -----------------    -----------------

   Telecommunication Services
       Mobile Telesystems Adr                                             452    $          34,284                0.02%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          34,284                0.02%
                                                                                 -----------------    -----------------
Total France                                                                     $         199,030                0.10%
                                                                                 -----------------    -----------------

Germany
   Financials
       Allianz Se Adr                                                  12,805    $         251,746                0.11%
                                                                                 -----------------    -----------------
   Total Financials                                                              $         251,746                0.11%
                                                                                 -----------------    -----------------

Great Britain
   Health Care
       Shire Plc Adr                                                      502    $          29,096                0.01%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $          29,096                0.01%
                                                                                 -----------------    -----------------

India
   Information Technology
       Satyam Computer Services Ltd Adr                                   753    $          17,010                0.01%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $          17,010                0.01%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-30

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

Indonesia
   Telecommunication Services
       Pt Telekomunikasi Indonesia                                      1,205    $          50,538                0.02%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          50,538                0.02%
                                                                                 -----------------    -----------------

Japan
   Consumer Discretionary
       Autobacs Seven                                                   9,800    $         268,298                0.12%
       Belluna                                                         53,400    $         447,973                0.20%
       Bosch                                                           27,000    $         109,861                0.05%
       Bridgestone                                                      2,400    $          40,918                0.02%
       Canon Marketing                                                  6,500    $         122,771                0.05%
       Casio Computer                                                  16,100    $         235,996                0.11%
       Chiyoda                                                          2,900    $          47,899                0.02%
       Daiei ***                                                        1,850    $          10,929                0.00%
       Daito Tr Const                                                   1,000    $          51,640                0.02%
       Daiwa House Industry                                             1,000    $           9,916                0.00%
       Dentsu                                                              27    $          61,576                0.03%
       Funai                                                            2,700    $          93,043                0.04%
       Goldcrest                                                        1,380    $          31,195                0.01%
       Heiwa                                                            1,500    $          14,317                0.01%
       His                                                              1,700    $          24,594                0.01%
       Honda Motor Co.                                                    600    $          17,150                0.01%
       Jpn Wool Textile                                                 2,000    $          17,702                0.01%
       Juki                                                            55,000    $         203,898                0.09%
       Keihin Corp.                                                     1,500    $          21,701                0.01%
       Kinki Nippon Tour ***                                            9,000    $          18,355                0.01%
       Look                                                             5,000    $           8,439                0.00%
       Marui Group                                                     25,400    $         270,753                0.12%
       Matsushita Electric Industrial Adr                               4,218    $          91,573                0.04%
       Mazda Motor                                                     14,000    $          49,651                0.02%
       Nihon Eslead Corp.                                                 100    $           1,040                0.00%
       Nikon                                                            4,000    $         106,696                0.05%
       Nishimatsuya                                                    18,000    $         217,009                0.10%
       Nissan Motor                                                     8,900    $          73,679                0.03%
       Nissen Hd                                                        1,600    $          10,529                0.00%
       Nok                                                              5,000    $         102,477                0.05%
       Onward Holdings                                                 11,000    $         112,503                0.05%
       Panahome                                                        17,000    $         109,137                0.05%
       Plenus                                                           7,600    $          97,964                0.04%
       Point                                                              350    $          16,457                0.01%
       Press Kogyo                                                     30,000    $         150,701                0.07%
       Rakuten                                                            537    $         322,087                0.14%
       Riken                                                           31,000    $         143,889                0.06%
       Round One                                                            1    $           1,045                0.00%
       Royal Hldg                                                       2,200    $          23,097                0.01%
       S'Tomo Rubber Ind                                                5,600    $          42,984                0.02%
       Sanei-International                                              1,000    $          14,126                0.01%
       Sekisui Chemical                                                 8,000    $          48,465                0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-31

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Sekisui House                                                   10,000    $          92,631                0.04%
       Shimamura                                                        1,700    $         145,858                0.07%
       Showa                                                            7,500    $          66,760                0.03%
       Stanley Electric                                                 5,800    $         141,598                0.06%
       Toyobo                                                          13,000    $          27,166                0.01%
       Toyota Auto Body                                                 9,400    $         188,312                0.08%
       Toyota Motor                                                     1,200    $          59,919                0.03%
       Tsutsumi Jewelry                                                 2,400    $          52,323                0.02%
       Xebio                                                            2,000    $          51,339                0.02%
       Yamaha                                                           2,900    $          55,532                0.02%
       Yokohama Rubber                                                 16,000    $          76,677                0.03%
                                                                                 -----------------    -----------------
   Total Consumer Discretionary                                                  $       4,822,148                2.12%
                                                                                 -----------------    -----------------

   Consumer Staples
       Aeon                                                             4,800    $          57,290                0.03%
       Ajinomoto Co.                                                   12,000    $         121,766                0.05%
       Familymart                                                       3,500    $         125,534                0.06%
       J-Oil Mills                                                     10,000    $          27,327                0.01%
       Kose Corp.                                                       1,500    $          32,476                0.01%
       Lawson                                                             300    $          13,292                0.01%
       Nichirei                                                        29,000    $         139,559                0.06%
       Nisshin Oillio                                                  29,000    $         112,754                0.05%
       Npn Meat Packers                                                16,000    $         236,620                0.11%
       Rock Field                                                         900    $          14,250                0.01%
       Sakata Seed                                                      2,400    $          34,963                0.02%
       Uni-Charm                                                        1,900    $         139,157                0.06%
       Uny                                                             41,000    $         392,967                0.18%
       Yakult Honsha                                                   18,100    $         561,903                0.25%
                                                                                 -----------------    -----------------
   Total Consumer Staples                                                        $       2,009,858                0.91%
                                                                                 -----------------    -----------------

   Energy
       Kanto Nat Gas Dev                                               10,000    $          60,280                0.03%
       Nippon Mining                                                    5,000    $          26,523                0.01%
       San-Ai Oil                                                       8,000    $          28,935                0.01%
       Tonengeneral                                                     8,000    $          68,559                0.03%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $         184,297                0.08%
                                                                                 -----------------    -----------------

   Financials
       Acom                                                             5,970    $         158,644                0.07%
       Aeon Credit                                                      1,500    $          20,073                0.01%
       Aioi Insurance                                                  56,000    $         310,002                0.14%
       Bank Of Yokohama                                                33,000    $         224,454                0.10%
       Chuo Mitsui Trust Holdings                                      32,000    $         193,861                0.09%
       Cosmos Initia                                                    3,000    $           9,193                0.00%
       Credit Saison                                                    5,300    $         148,028                0.07%
       Daiwa Sec Grp Inc                                               10,000    $          86,804                0.04%
       Eighteenth Bank                                                  2,000    $           7,334                0.00%
       Gunma Bank                                                      10,000    $          71,633                0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-32

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Hyakujushi Bank                                                 10,000    $          53,047                0.02%
       Ichiyoshi Sec                                                    4,000    $          40,147                0.02%
       Japan Asia Invest                                                2,000    $           7,917                0.00%
       Joyo Bank                                                        2,000    $          10,127                0.00%
       Kagoshima Bank                                                   2,000    $          14,789                0.01%
       Kanto Tsukuba Bk                                                11,900    $          64,441                0.03%
       Mitsui Fudosan                                                   2,000    $          39,765                0.02%
       Mizuho Financial                                                    10    $          36,671                0.02%
       Nomura Holdings                                                  4,300    $          64,369                0.03%
       Nomura Holdings Inc Adr                                            301    $           4,524                0.00%
       Resona Hldgs                                                       178    $         296,860                0.13%
       Sapporo Hokuyo                                                       6    $          41,895                0.02%
       Shikoku Bank                                                     2,000    $           8,500                0.00%
       Shizuoka Bank                                                    6,000    $          70,950                0.03%
       Sompo Jpn                                                       11,000    $          97,252                0.04%
       Sumitomo Re                                                        770    $          26,148                0.01%
       Suruga Bank                                                      6,000    $          75,772                0.03%
       Yamagata Bk                                                      2,000    $          12,699                0.01%
                                                                                 -----------------    -----------------
   Total Financials                                                              $       2,195,899                0.97%
                                                                                 -----------------    -----------------

   Health Care
       Alfresa Holdings                                                   600    $          47,199                0.02%
       Astellas Pharma                                                  4,700    $         182,268                0.08%
       Dainip Sumit Pharma                                             10,000    $          91,526                0.04%
       Hisamitsu Pharm                                                    300    $          10,941                0.00%
       Kaken Pharm                                                     12,000    $          88,853                0.04%
       Santen Pharm                                                     9,000    $         210,228                0.09%
       Shionogi                                                        13,000    $         222,294                0.10%
       Tsumura                                                          7,000    $         174,763                0.08%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $       1,028,072                0.45%
                                                                                 -----------------    -----------------

   Industrials
       Aichi                                                            3,100    $          23,078                0.01%
       Aida Engineering                                                 1,000    $           6,289                0.00%
       Amada                                                            8,000    $          60,602                0.03%
       Asahi Glass                                                      7,000    $          77,289                0.03%
       Chiyoda                                                         11,000    $         100,015                0.04%
       Chugai Ro                                                       74,000    $         327,121                0.15%
       Daihen                                                           4,000    $          14,226                0.01%
       Daiichi Jitsugyo                                                22,000    $         101,231                0.05%
       Daikin Industries                                                1,000    $          43,100                0.02%
       Daimei Tele Eng                                                 15,000    $         136,836                0.06%
       Fuji Electric Holdings                                           9,000    $          36,620                0.02%
       Fujikura                                                        14,000    $          63,294                0.03%
       Fujitec                                                          6,000    $          33,757                0.02%
       Furukawa Electric                                               11,000    $          35,585                0.02%
       Futaba                                                           1,500    $          25,830                0.01%
       Hitachi Cm                                                         200    $           5,013                0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-33

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Iino Kaiunkaisha                                                   900    $           9,132                0.00%
       Inabata                                                          9,500    $          50,681                0.02%
       Jgc                                                              6,000    $          91,747                0.04%
       Js Group                                                         3,500    $          52,640                0.02%
       Jtekt                                                           15,800    $         258,108                0.12%
       Kajima                                                          17,000    $          48,164                0.02%
       Kamigumi                                                         2,000    $          15,834                0.01%
       Kandenko                                                         3,000    $          16,366                0.01%
       Kawasaki Heavy                                                  15,000    $          33,456                0.01%
       Kawasaki Kisen                                                   9,000    $          87,617                0.04%
       Kitagawa Iron                                                  101,000    $         248,606                0.11%
       Kubota                                                          28,000    $         174,130                0.08%
       Kurita Water Ind                                                 3,100    $         114,302                0.05%
       Maeda                                                           22,000    $          64,319                0.03%
       Max                                                              6,000    $          64,620                0.03%
       Meisei Industrial                                                1,000    $           2,281                0.00%
       Mitsubishi Pencil                                                  100    $           1,425                0.00%
       Miura                                                            4,800    $         108,746                0.05%
       Moshi Moshi                                                      1,300    $          39,443                0.02%
       Nabtesco                                                        11,000    $         149,194                0.07%
       Nachi Fujikoshi                                                 12,000    $          45,451                0.02%
       Nagase                                                          11,000    $         112,503                0.05%
       Nichiha                                                            100    $             942                0.00%
       Nippon Carbon                                                   22,000    $         104,546                0.05%
       Nippon Sharyo                                                   56,000    $         129,402                0.06%
       Nippon Sheet Glass                                              13,000    $          57,598                0.03%
       Nippon Thompson                                                  7,000    $          43,040                0.02%
       Nitto Elec Works                                                 1,900    $          23,727                0.01%
       Nsk                                                              2,000    $          15,171                0.01%
       Obara Corp.                                                      5,300    $         125,931                0.06%
       Oiles                                                            1,900    $          39,132                0.02%
       Onoken                                                           1,300    $          20,806                0.01%
       Ryobi                                                           11,000    $          41,664                0.02%
       S'Tomo Precision                                                 2,000    $           6,952                0.00%
       Sagami Railway                                                   2,000    $           8,138                0.00%
       Sanki Engineering                                               36,000    $         210,499                0.09%
       Sankyu                                                          15,000    $          81,680                0.04%
       Seino Hld                                                       11,000    $          71,613                0.03%
       Sintokogio                                                       9,800    $          80,735                0.04%
       Smc                                                                300    $          31,677                0.01%
       Sumikin Bussan                                                  24,000    $          77,882                0.03%
       Sumitomo Heavy                                                  10,000    $          64,701                0.03%
       Takeuchi Mfg                                                     1,100    $          22,490                0.01%
       Toda                                                             2,000    $           8,238                0.00%
       Toppan Printing                                                 20,000    $         232,280                0.10%
       Toshiba Machine                                                  2,000    $          12,217                0.01%
       Toto                                                             2,000    $          18,948                0.01%
       Toyo Engineering                                                10,000    $          38,680                0.02%
       Toyota Tsusho                                                    6,100    $         129,618                0.06%

                 See Accompanying Notes to Financial Statements.


                                     III-34

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

       Trusco Nakayama                                                    900    $          13,852                0.01%
       Tsugami                                                         42,000    $         140,935                0.06%
       Yamazen                                                          8,800    $          30,502                0.01%
       Yusen Air & Sea                                                    400    $           5,409                0.00%
                                                                                 -----------------    -----------------
   Total Industrials                                                             $       4,767,656                2.15%
                                                                                 -----------------    -----------------

   Information Technology
       Advantest                                                        9,800    $         254,513                0.11%
       Brother Inds                                                     5,100    $          52,519                0.02%
       Canon Finetech                                                   5,400    $          74,705                0.03%
       Canon Inc Adr                                                    2,360    $         109,433                0.05%
       Cmk                                                             13,100    $         132,533                0.06%
       Csk Hld                                                          2,400    $          55,458                0.02%
       Denki Kogyo                                                     10,000    $          61,285                0.03%
       Dts Corporation                                                    600    $          12,050                0.01%
       Enplas                                                             300    $           3,183                0.00%
       Epson Toyokom                                                    6,000    $          20,917                0.01%
       Hirose Electric                                                    600    $          67,454                0.03%
       Horiba                                                           1,900    $          62,802                0.03%
       Icom                                                               200    $           4,893                0.00%
       Ines ***                                                         2,900    $          14,422                0.01%
       Isid                                                               400    $           3,448                0.00%
       Itochu Techno-Solutions                                          2,000    $          60,481                0.03%
       Japan Digital Lab                                                  400    $           5,566                0.00%
       Keyence                                                            200    $          46,054                0.02%
       Koa                                                             19,900    $         143,150                0.06%
       Kyocera                                                            800    $          67,273                0.03%
       Lasertec                                                         1,300    $          17,919                0.01%
       Macnica Inc.                                                     5,800    $          64,564                0.03%
       Marubun                                                          1,400    $           7,117                0.00%
       Mimasu Semicond                                                    200    $           4,089                0.00%
       Murata Mfg                                                       1,000    $          49,731                0.02%
       Nippon Chemi-Con                                                10,000    $          36,871                0.02%
       Ntt Data                                                            40    $         175,215                0.08%
       Obic Business Consultant                                           550    $          32,878                0.01%
       Optex                                                            7,700    $         106,679                0.05%
       Ricoh                                                           10,000    $         164,565                0.07%
       Sanken Electric                                                 11,000    $          64,761                0.03%
       Seiko Epson                                                     13,000    $         350,681                0.16%
       Shimadzu                                                        10,000    $          92,530                0.04%
       Shinkawa                                                         3,600    $          43,619                0.02%
       Shinko Elec Ind                                                    800    $           9,042                0.00%
       Sorun                                                           10,800    $          75,519                0.03%
       Square Enix                                                      1,900    $          66,429                0.03%
       Taiyo Yuden                                                      2,000    $          19,531                0.01%
       Tdk                                                                200    $          11,835                0.01%
       Toshiba                                                         34,000    $         227,498                0.10%
       Yokogawa Electric                                                  600    $           6,016                0.00%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $       2,879,228                1.27%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-35

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

   Materials
       Air Water                                                       12,000    $         114,894                0.05%
       Daikialuminium                                                  10,000    $          37,776                0.02%
       Dainichiseika                                                    1,000    $           4,290                0.00%
       Denki Kagakukogyo                                               15,000    $          47,320                0.02%
       Fujimi                                                           4,700    $          68,468                0.03%
       Godo Steel                                                      74,000    $         245,341                0.11%
       Hitachi Chemical                                                   300    $           5,648                0.00%
       Hitachi Metals                                                   4,000    $          58,994                0.03%
       Hokuetsu Paper                                                   9,500    $          42,950                0.02%
       Jfe Holdings                                                       600    $          26,644                0.01%
       Jsr                                                              2,000    $          45,311                0.02%
       Kansai Paint                                                     5,000    $          32,551                0.01%
       Krosaki Harima                                                  26,000    $          74,185                0.03%
       Lintec                                                           6,500    $          93,058                0.04%
       Mitsubishi Gas Chem                                              4,000    $          28,492                0.01%
       Mitsui Mining and Smelting                                      14,000    $          43,884                0.02%
       Nakayama Steel                                                   1,000    $           2,100                0.00%
       Nippon Paper                                                        19    $          45,049                0.02%
       Nippon Zeon                                                     10,000    $          44,808                0.02%
       Nisshin Steel                                                   40,000    $         138,645                0.06%
       Nitto Denko                                                      1,000    $          42,297                0.02%
       Nof                                                              6,000    $          24,715                0.01%
       Npn Synth Chem                                                  20,000    $         146,883                0.07%
       S'Tomo Osaka Ceme                                               71,000    $         164,776                0.07%
       Sakai Chem Ind                                                  24,000    $          84,875                0.04%
       Shin-Etsu Chemi                                                    800    $          41,392                0.02%
       Showa Denko                                                     42,000    $         141,779                0.06%
       Taiheiyo Cement                                                 73,000    $         176,018                0.08%
       Teijin                                                          54,000    $         227,860                0.10%
       Toagosei                                                        38,000    $         156,146                0.07%
       Toyo Seikan                                                     11,000    $         209,203                0.09%
                                                                                 -----------------    -----------------
   Total Materials                                                               $       2,616,352                1.15%
                                                                                 -----------------    -----------------

   Telecommunication Services
       Ntt Docomo Inc                                                     117    $         177,495                0.08%
       Okinawa Cellul 10000                                                 5    $           9,595                0.00%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $         187,090                0.08%
                                                                                 -----------------    -----------------

   Utilities
       Chubu Ele                                                        6,200    $         155,101                0.07%
       Kansai Ele                                                       9,000    $         224,243                0.10%
                                                                                 -----------------    -----------------
   Total Utilities                                                               $         379,344                0.17%
                                                                                 -----------------    -----------------
Total Japan                                                                      $      21,069,944                9.35%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-36

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

Korea South
   Telecommunication Services
       Sktel                                                            1,507    $          32,566                0.01%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $          32,566                0.01%
                                                                                 -----------------    -----------------

Mexico
   Consumer Discretionary
       Grupo Televisa Sa Adr                                            4,170    $         101,081                0.05%
                                                                                 -----------------    -----------------
   Total Consumer Discretionary                                                  $         101,081                0.05%
                                                                                 -----------------    -----------------

   Materials
       Cemex S.A.B. De C.V. Adr***                                      3,421    $          89,357                0.04%
                                                                                 -----------------    -----------------
   Total Materials                                                               $          89,357                0.04%
                                                                                 -----------------    -----------------

   Telecommunication Services
       America Movil Sab De Cv                                          2,009    $         127,953                0.06%
                                                                                 -----------------    -----------------
   Total Telecommunication Services                                              $         127,953                0.06%
                                                                                 -----------------    -----------------
Total Mexico                                                                     $         318,391                0.15%
                                                                                 -----------------    -----------------

Netherlands
   Financials
       Ing Groep N V Adr                                                6,327    $         236,440                0.11%
                                                                                 -----------------    -----------------
   Total Financials                                                              $         236,440                0.11%
                                                                                 -----------------    -----------------

South Africa
   Energy
       Sasol Ltd Adr                                                      502    $          24,292                0.01%
                                                                                 -----------------    -----------------
   Total Energy                                                                  $          24,292                0.01%
                                                                                 -----------------    -----------------

Spain
   Financials
       Banco Bilbao Vizcaya Argentari Adr                               6,880    $         151,291                0.07%
       Banco Santander Cen Spon Adr                                    17,548    $         349,907                0.16%
                                                                                 -----------------    -----------------
   Total Financials                                                              $         501,198                0.23%
                                                                                 -----------------    -----------------

Switzerland
   Health Care
       Novartis Inc Basle Adr                                           3,063    $         156,917                0.07%
                                                                                 -----------------    -----------------
   Total Health Care                                                             $         156,917                0.07%
                                                                                 -----------------    -----------------

   Materials
       Syngenta Ag Adr                                                  1,055    $          61,728                0.03%
                                                                                 -----------------    -----------------
   Total Materials                                                               $          61,728                0.03%
                                                                                 -----------------    -----------------
Total Switzerland                                                                $         218,645                0.10%
                                                                                 -----------------    -----------------

                 See Accompanying Notes to Financial Statements.


                                     III-37

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

Taiwan Republic Of China
   Information Technology
       Au Optronics Corp. Sponsored Adr                                 2,752    $          47,307                0.02%
                                                                                 -----------------    -----------------
   Total Information Technology                                                  $          47,307                0.02%
                                                                                 -----------------    -----------------

Total Common Stocks (Non-United States)                                          $      24,001,262               10.67%
   (cost - $23,514,431)                                                          -----------------    -----------------


Total investment securities sold short                                           $      41,095,785               18.32%
   (proceeds - $40,497,713)                                                      =================    =================

--------------------------------------------------------------------------------

*     Non-income producing security.
** Pledged as collateral for the trading of futures, forwards and equity securities.
***   Security did not pay a dividend during the previous twelve months.
Adr   American Depository Receipt.


                                     III-38

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 1. PORTFOLIO VALUATION
        -------------------

      A.    Futures and Forward Currency Contracts

            Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

      B.    Investment Securities

            Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

      C.    Options

            The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

      D.    Foreign Currency Transactions

            The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 2. INVESTMENTS
        -----------

            The U.S. federal income tax basis of the Trusts investment at March 31, 2008 was as follows:

                  Investment securities                              51,139,516
                  Securities sold short                             (41,095,785)
                  Purchased options on forward currency contracts       103,054
                  Written options on forward currency contracts         (58,267)
                  Open forward currency contracts                     1,326,806
                  Open futures contracts                             (1,540,324)

            The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $1,255,685 (gross unrealized appreciation was $465,579 and gross unrealized depreciation was $1,721,264).

Item 2. Controls and Procedures
-------------------------------

a) The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits
----------------

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Campbell Multi-Strategy Trust

By         /s/ Gregory T. Donovan
           ----------------------
           Gregory T. Donovan, Treasurer and Assistant Secretary

Date       May 30, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Theresa D. Becks
           --------------------
           Theresa D. Becks, Chief Executive Officer

Date       May 30, 2008


By         /s/ Gregory T. Donovan
           ----------------------
           Gregory T. Donovan, Treasurer and Assistant Secretary

Date       May 30, 2008